AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2016

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 274                     /X/

                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 275                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /     Immediately upon filing pursuant to paragraph (b)
          / /     On [date] pursuant to paragraph (b)
          /X/     60 days after filing pursuant to paragraph (a)(1)
          / /     75 days after filing pursuant to paragraph (a)(2)
          / /     On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND

                              EDGEWOOD GROWTH FUND

                                   PROSPECTUS

                                     [DATE]

                   INSTITUTIONAL SHARES TICKER SYMBOL: EGFIX
                       RETAIL SHARES TICKER SYMBOL: EGFFX
                     SERVICE SHARES TICKER SYMBOL: [_____]

                              INVESTMENT ADVISER:
                            EDGEWOOD MANAGEMENT LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

EDGEWOOD GROWTH FUND -- INSTITUTIONAL SHARES ..............................   XX
     INVESTMENT OBJECTIVE .................................................   XX
     FEES AND EXPENSES OF THE FUND ........................................   XX
     PRINCIPAL INVESTMENT STRATEGIES ......................................   XX
     PRINCIPAL RISKS OF INVESTING IN THE FUND .............................   XX
     PERFORMANCE INFORMATION ..............................................   XX
     INVESTMENT ADVISER ...................................................   XX
     PORTFOLIO MANAGERS ...................................................   XX
EDGEWOOD GROWTH FUND -- RETAIL SHARES .....................................   XX
     INVESTMENT OBJECTIVE .................................................   XX
     FEES AND EXPENSES OF THE FUND ........................................   XX
     PRINCIPAL INVESTMENT STRATEGIES ......................................   XX
     PRINCIPAL RISKS OF INVESTING IN THE FUND .............................   XX
     PERFORMANCE INFORMATION ..............................................   XX
     INVESTMENT ADVISER ...................................................   XX
     PORTFOLIO MANAGERS ...................................................   XX
EDGEWOOD GROWTH FUND -- SERVICE SHARES ....................................   XX
     INVESTMENT OBJECTIVE .................................................   XX
     FEES AND EXPENSES OF THE FUND ........................................   XX
     PRINCIPAL INVESTMENT STRATEGIES ......................................   XX
     PRINCIPAL RISKS OF INVESTING IN THE FUND .............................   XX
     PERFORMANCE INFORMATION ..............................................   XX
     INVESTMENT ADVISER ...................................................   XX
     PORTFOLIO MANAGERS ...................................................   XX
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND
SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION .....................   XX
MORE INFORMATION ABOUT RISK ...............................................   XX
MORE INFORMATION ABOUT FUND INVESTMENTS ...................................   XX
INFORMATION ABOUT PORTFOLIO HOLDINGS ......................................   XX
MORE INFORMATION ABOUT THE INVESTMENT ADVISER .............................   XX
INVESTMENT TEAM ...........................................................   XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES ............................   XX
PAYMENTS TO FINANCIAL INTERMEDIARIES ......................................   XX
OTHER POLICIES ............................................................   XX
DIVIDENDS AND DISTRIBUTIONS ...............................................   XX
TAXES .....................................................................   XX
FINANCIAL HIGHLIGHTS ......................................................   XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ......................  BACK COVER

EDGEWOOD GROWTH FUND -- INSTITUTIONAL SHARES

INVESTMENT OBJECTIVE

The investment objective of the Edgewood Growth Fund (the "Fund") is to provide long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                   INSTITUTIONAL
                                                                      SHARES
--------------------------------------------------------------------------------
Management Fees                                                        1.00%
--------------------------------------------------------------------------------
Other Expenses                                                         [XX]%
                                                                      -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   [XX]%
--------------------------------------------------------------------------------
Less Fee Waivers and/or Expense Reimbursements(1)                     ([XX])%
                                                                      -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Waivers                 [XX]%
and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1) Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the average daily net assets of the Fund's Institutional Shares until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on February 28, 2018, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
   INSTITUTIONAL SHARES      $[XX]        $[XX]       $[XX]         $[XX]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is non-diversified and primarily invests in a core group of 15-35 equity securities, including both common stocks and sponsored American Depositary Receipts ("ADRs"). The Fund is flexibly managed, with the ability to invest in equity securities of a smaller number of issuers and/or industry sectors than diversified mutual funds. The Fund focuses on U.S. companies that the Adviser believes are quality companies with stock that offer the potential for future price appreciation.

In selecting investments for the Fund, the Adviser seeks to identify companies possessing fundamentally strong market positions in growing industries, exceptional earnings power, and consistency of earnings performance, with a particular focus on growing companies experiencing superior rates of return over varying economic cycles. Investment decisions are based upon a fundamental analysis that emphasizes company-specific research. The goal of the process is to invest in growth companies in both established and growing industries that display the following characteristics: a record of consistent earnings power; an earnings growth rate in excess of the S&P 500 Growth Index; a dominant market position or proven strength; attractive fundamental financial valuation; superior management; management/insider ownership; and an industry growth rate in excess of the growth of gross domestic product ("GDP"). The Fund's investments are expected to have a bias toward larger capitalization issuers (those with market capitalizations in excess of $10 billion), but the Fund may also invest in small-capitalization (between $100 million and $4 billion) and medium-capitalization (between $4 billion and $10 billion) companies.

The Fund intends to buy and hold securities for the long-term and seeks to keep moderate portfolio turnover. However, the Adviser may sell a security in response to deterioration in a company's business prospects, performance or financial strength, when the security's price is no longer justifiable or if the security demonstrates earnings disappointments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

SMALL- AND MEDIUM-CAPITALIZATION COMPANY RISK -- To the extent that the Fund invests in small- and medium-capitalization companies, the Fund may be subject to additional risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S.
issuers.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Shares' performance from year to year and by showing how the Fund's Institutional Shares' average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.edgewoodfunds.com or by calling 1-800-791-4226.

                            2007       21.52%
                            2008      (39.14)%
                            2009       30.73%
                            2010       12.15%
                            2011        3.73%
                            2012       18.72%
                            2013       37.19%
                            2014       13.50%
                            2015       11.59%
                            2016        [XX]%

                   BEST QUARTER         WORST QUARTER
                      18.65%              (26.44)%
                   (09/30/2010)         (12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's Institutional Shares' average annual total returns for periods ended December 31, 2016 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

EDGEWOOD GROWTH FUND -                               1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION
INSTITUTIONAL SHARES                                                                          (2/28/2006)
---------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                             [XX]%       [XX]%         [XX]%            [XX]%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS             [XX]%       [XX]%         [XX]%            [XX]%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND         [XX]%       [XX]%         [XX]%            [XX]%
   SALE OF FUND SHARES
S&P 500 GROWTH INDEX RETURN (REFLECTS NO             [XX]%       [XX]%         [XX]%            [XX]%
   DEDUCTION FOR FEES, EXPENSES, OR TAXES)
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR      [XX]%       [XX]%         [XX]%            [XX]%
   FEES, EXPENSES, OR TAXES)

INVESTMENT ADVISER

Edgewood Management LLC

PORTFOLIO MANAGERS

Mr. Alan W. Breed, President and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Lawrence G. Creel, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Scott Edwardson, Managing Director, has managed the Fund since its inception in 2006.

Mr. Alexander Farman-Farmaian, Vice Chairman and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Peter Jennison, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Kevin R. Seth, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Nicholas A. Stephens, CFA, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE [XX] OF THE PROSPECTUS.

EDGEWOOD GROWTH FUND -- RETAIL SHARES

INVESTMENT OBJECTIVE

The investment objective of the Edgewood Growth Fund (the "Fund") is to provide long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                   RETAIL SHARES
--------------------------------------------------------------------------------
Management Fees                                                           1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                  0.25%
--------------------------------------------------------------------------------
Other Expenses                                                            [XX]%
                                                                         -------
--------------------------------------------------------------------------------
     Shareholder Servicing Fees                                 [XX]%
--------------------------------------------------------------------------------
     Other Operating Expenses                                   [XX]%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      [XX]%
--------------------------------------------------------------------------------
Less Fee Waivers and/or Expense Reimbursements(1)                        ([XX])%
                                                                         -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Waivers                    [XX]%
and/or Expense Reimbursements
--------------------------------------------------------------------------------

(1) Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Distribution and/or Service (12b-1) Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the average daily net assets of the Fund's Retail Shares until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on February 28, 2018, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
     RETAIL SHARES     $[XX]       $[XX]       $[XX]       $[XX]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was [XX] % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is non-diversified and primarily invests in a core group of 15-35 equity securities, including both common stocks and sponsored American Depositary Receipts ("ADRs"). The Fund is flexibly managed, with the ability to invest in equity securities of a smaller number of issuers and/or industry sectors than diversified mutual funds. The Fund focuses on U.S. companies that the Adviser believes are quality companies with stock that offer the potential for future price appreciation.

In selecting investments for the Fund, the Adviser seeks to identify companies possessing fundamentally strong market positions in growing industries, exceptional earnings power, and consistency of earnings performance, with a particular focus on growing companies experiencing superior rates of return over varying economic cycles. Investment decisions are based upon a fundamental analysis that emphasizes company-specific research. The goal of the process is to invest in growth companies in both established and growing industries that display the following characteristics: a record of consistent earnings power; an earnings growth rate in excess of the S&P 500 Growth Index; a dominant market position or proven strength; attractive fundamental financial valuation; superior management; management/insider ownership; and an industry growth rate in excess of the growth of gross domestic product ("GDP"). The Fund's investments are expected to have a bias toward larger capitalization issuers (those with market capitalizations in excess of $10 billion), but the Fund may also invest in small-capitalization (between $100 million and $4 billion) and medium-capitalization (between $4 billion and $10 billion) companies.

The Fund intends to buy and hold securities for the long-term and seeks to keep moderate portfolio turnover. However, the Adviser may sell a security in response to deterioration in a company's business prospects, performance or financial strength, when the security's price is no longer justifiable or if the security demonstrates earnings disappointments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

SMALL- AND MEDIUM-CAPITALIZATION COMPANY RISK -- To the extent that the Fund invests in small- and medium-capitalization companies, the Fund may be subject to additional risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S.
issuers.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Retail Shares' performance from year to year and by showing how the Fund's Retail Shares' average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.edgewoodfunds.com or by calling 1-800-791-4226.

                              2007       21.13%
                              2008      (39.90)%
                              2009       30.94%
                              2010       11.97%
                              2011        3.53%
                              2012       18.64%
                              2013       37.59%
                              2014       13.04%
                              2015       11.18%
                              2016        [XX]%

                        BEST QUARTER      WORST QUARTER
                          18.97%            (26.89)%
                        (09/30/2010)      (12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's Retail Shares' average annual total returns for periods ended December 31, 2016 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").


EDGEWOOD GROWTH FUND - RETAIL                        1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION
SHARES                                                                                        (2/28/2006)
----------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                             [XX]%       [XX]%         [XX]%            [XX]%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS             [XX]%       [XX]%         [XX]%            [XX]%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND         [XX]%       [XX]%         [XX]%            [XX]%
   SALE OF FUND SHARES
S&P 500 GROWTH INDEX RETURN (REFLECTS NO             [XX]%       [XX]%         [XX]%            [XX]%
   DEDUCTION FOR FEES, EXPENSES, OR TAXES)
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR      [XX]%       [XX]%         [XX]%            [XX]%
   FEES, EXPENSES, OR TAXES)

INVESTMENT ADVISER

Edgewood Management LLC

PORTFOLIO MANAGERS

Mr. Alan W. Breed, President and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Lawrence G. Creel, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Scott Edwardson, Managing Director, has managed the Fund since its inception in 2006.

Mr. Alexander Farman-Farmaian, Vice Chairman and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Peter Jennison, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Kevin R. Seth, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Nicholas A. Stephens, CFA, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE [XX] OF THE PROSPECTUS.

EDGEWOOD GROWTH FUND -- SERVICE SHARES

INVESTMENT OBJECTIVE

The investment objective of the Edgewood Growth Fund (the "Fund") is to provide long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                  SERVICE SHARES
--------------------------------------------------------------------------------
Management Fees                                                           1.00%
--------------------------------------------------------------------------------
Other Expenses                                                            [XX]%
                                                                         -------
--------------------------------------------------------------------------------
     Shareholder Servicing Fees                                 [XX]%
--------------------------------------------------------------------------------
     Other Operating Expenses                                   [XX]%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      [XX]%
--------------------------------------------------------------------------------
Less Fee Waivers and/or Expense Reimbursements(1)                        ([XX])%
                                                                         -------
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Waivers                    [XX]%
 and/or Expense  Reimbursements
--------------------------------------------------------------------------------

(1) Edgewood Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the average daily net assets of the Fund's Service Shares until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on February 28, 2018, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
     SERVICE         $[XX]      $[XX]       $[XX]       $[XX]
     SHARES

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was [XX]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is non-diversified and primarily invests in a core group of 15-35 equity securities, including both common stocks and sponsored American Depositary Receipts ("ADRs"). The Fund is flexibly managed, with the ability to invest in equity securities of a smaller number of issuers and/or industry sectors than diversified mutual funds. The Fund focuses on U.S. companies that the Adviser believes are quality companies with stock that offer the potential for future price appreciation.

In selecting investments for the Fund, the Adviser seeks to identify companies possessing fundamentally strong market positions in growing industries, exceptional earnings power, and consistency of earnings performance, with a particular focus on growing companies experiencing superior rates of return over varying economic cycles. Investment decisions are based upon a fundamental analysis that emphasizes company-specific research. The goal of the process is to invest in growth companies in both established and growing industries that display the following characteristics: a record of consistent earnings power; an earnings growth rate in excess of the S&P 500 Growth Index; a dominant market position or proven strength; attractive fundamental financial valuation; superior management; management/insider ownership; and an industry growth rate in excess of the growth of gross domestic product ("GDP"). The Fund's investments are expected to have a bias toward larger capitalization issuers (those with market capitalizations in excess of $10 billion), but the Fund may also invest in small-capitalization (between $100 million and $4 billion) and medium-capitalization (between $4 billion and $10 billion) companies.

The Fund intends to buy and hold securities for the long-term and seeks to keep moderate portfolio turnover. However, the Adviser may sell a security in response to deterioration in a company's business prospects, performance or financial strength, when the security's price is no longer justifiable or if the security demonstrates earnings disappointments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

SMALL- AND MEDIUM-CAPITALIZATION COMPANY RISK -- To the extent that the Fund invests in small- and medium-capitalization companies, the Fund may be subject to additional risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S.
issuers.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.

The Fund's Service Shares had not commenced operations as of the date of this prospectus, and, therefore, the Fund's Service Shares' performance information is not presented. The performance information provided shows the returns of the Fund's Retail Shares, which are also offered in this prospectus. The Service Shares would have substantially similar performance as the Retail Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Service Shares are lower than the expenses of the Retail Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www. edgewoodfunds.com or by calling 1-800-791-4226.

                              2007       21.13%
                              2008      (39.90)%
                              2009       30.94%
                              2010       11.97%
                              2011        3.53%
                              2012       18.64%
                              2013       37.59%
                              2014       13.04%
                              2015       11.18%
                              2016        [XX]%

                     BEST QUARTER      WORST QUARTER
                       18.97%           (26.89)%
                     (09/30/2010)      (12/31/2008)


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's average annual total returns for periods ended December 31, 2016 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").


EDGEWOOD GROWTH FUND - SERVICE                       1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION
SHARES                                                                                        (2/28/2006)
------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                             [XX]%       [XX]%         [XX]%            [XX]%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS             [XX]%       [XX]%         [XX]%            [XX]%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND         [XX]%       [XX]%         [XX]%            [XX]%
   SALE OF FUND SHARES
S&P 500 GROWTH INDEX RETURN (REFLECTS NO             [XX]%       [XX]%         [XX]%            [XX]%
   DEDUCTION FOR FEES, EXPENSES, OR TAXES)
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR      [XX]%       [XX]%         [XX]%            [XX]%
   FEES, EXPENSES, OR TAXES)

INVESTMENT ADVISER

Edgewood Management LLC

PORTFOLIO MANAGERS

Mr. Alan W. Breed, President and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Lawrence G. Creel, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Scott Edwardson, Managing Director, has managed the Fund since its inception in 2006.

Mr. Alexander Farman-Farmaian, Vice Chairman and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Peter Jennison, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Kevin R. Seth, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

Mr. Nicholas A. Stephens, CFA, Partner and Member of the Board of Managers, has managed the Fund since its inception in 2006.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE [XX] OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $100,000 for Institutional Shares (including for IRAs) and at least $3,000 for Retail Shares and Service Shares ($2,000 for IRAs). The Fund may accept investments of smaller amounts in its sole discretion. There are no minimums for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (the "NYSE") is open for business by contacting the Fund directly by mail or telephone at 1-800-791-4226.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good of a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers.

EQUITY RISK - Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value ("NAV") to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK - Investments in securities of foreign companies or governments (including direct investments as well as through ADRs) can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Fund is to provide long-term growth of capital. This investment objective may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. In the event that the Adviser determines that securities meeting the Fund's investment objectives are not readily available for purchase, the Fund may hold uninvested assets in cash or money market instruments in order to maintain liquidity. In addition, during unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for growth of total return.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete alphabetical list of its portfolio holdings on a quarterly basis, forty-five (45) days after the end of the fiscal quarter. The portfolio information described above can be found on the internet at http://aicfundholdings.com/edgewood. The information will generally remain available until replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER

Edgewood Management LLC is a New York limited liability company formed in 2006 and is the successor to Edgewood Management Company, founded in 1974. The Adviser is located at 535 Madison Avenue, 15th Floor, New York, New York 10022. As of December 31, 2016, the Adviser had approximately $[XX] billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% based on the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the average daily net assets of each of the Fund's share classes until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated by the Board or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on February 28, 2018, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

For the fiscal year ended October 31, 2016, the Fund paid [XX]% of its average daily net assets (after fee waivers) in advisory fees to the Adviser.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders dated April 30, 2017, which will cover the period from November 1, 2016 to April 30, 2017.

INVESTMENT TEAM

The Edgewood Growth Fund is managed by a team of investment professionals. The following members of the investment team are jointly and primarily responsible for the day-to-day management of the Fund and have served on the portfolio management team of the Fund since its inception in 2006.

Mr. Alan W. Breed joined the Adviser in 1994 as a Partner and has served as President of the Adviser since June 1998, after serving as a Managing Director from January 1994 to June 1998. Mr. Breed has more than 33 years of investment experience.

Mr. Lawrence G. Creel has served as a Partner of the Adviser since February 1997. Mr. Creel has more than 31 years of investment experience.

Mr. Scott Edwardson has served as Managing Director of the Adviser since December 2010, after serving as Senior Research Analyst of the Adviser from May 2000 to December 2010. Mr. Edwardson has more than 18 years of investment experience.

Mr. Alexander Farman-Farmaian has served as Vice Chairman and Partner of the Adviser since January 2006. Mr. Farman-Farmaian has more than 29 years of investment experience.

Mr. Peter Jennison has served as a Partner of the Adviser since January 2006. Mr. Jennison has more than 31 years of investment experience.

Mr. Kevin R. Seth has served as a Partner of the Adviser since February 1995. Mr. Seth has more than 34 years of investment experience.

Mr. Nicholas A. Stephens, CFA, has served as a Partner of the Adviser since January 1993. Mr. Stephens has more than 32 years of investment experience.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Retail, Institutional and Service Shares of the Fund.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO CHOOSE A SHARE CLASS

The Fund offers three classes of shares to investors: Institutional Shares, Retail Shares and Service Shares. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of Institutional Shares, Retail Shares and Service Shares. Contact your financial intermediary or the Fund for more information about the Fund's share classes and how to choose between them.

------------------------------------------------------------------------------------------------------------------------------
CLASS NAME          ELIGIBLE INVESTORS                     INVESTMENT MINIMUMS                 FEES
------------------------------------------------------------------------------------------------------------------------------
Institutional       Primarily institutional investors      Initial -- $100,000, including      No 12b-1 Fee
Shares                                                     for IRAs
                                                                                               No shareholder
                                                           Subsequent -- None                  servicing fee
------------------------------------------------------------------------------------------------------------------------------
Retail Shares       Primarily individual investors         Initial -- $3,000 ($2,000 for       0.25% 12b-1 Fee
                                                           IRAs)
                                                                                               Shareholder servicing fee
                                                           Subsequent -- None                  in an amount not to
                                                                                               exceed 0.25%
------------------------------------------------------------------------------------------------------------------------------
Service Shares      Generally purchased through an         Initial -- $3,000 ($2,000 for       No 12b-1 Fee
                    account with       financial           IRAs)
                    intermediaries such as financial                                           Shareholder servicing fee
                    planners, investment advisors,         Subsequent -- None                  in an amount not to
                    broker-dealers or other financial                                          exceed 0.25%
                    institutions
------------------------------------------------------------------------------------------------------------------------------

Institutional Shares, Retail Shares and Service Shares are offered to investors who purchase shares directly from the Fund or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Certain classes provide for higher 12b-1 fees and/or shareholder servicing fees to be paid to financial intermediaries. These payments may create a conflict of interest by influencing a financial intermediary to offer such classes, even though less expensive classes could increase the return on your investment. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Fund reserves the right to change the criteria for eligible investors and accept initial investments of smaller amounts in its sole discretion.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call 1-800-791-4226.

All investments must be made by check, Automated Clearing House ("ACH"), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

     REGULAR MAIL ADDRESS
     Edgewood Growth Fund
     P.O. Box 219009
     Kansas City, Missouri 64121-9009

     EXPRESS MAIL ADDRESS
     Edgewood Growth Fund
     c/o DST Systems, Inc.
     430 West 7th Street
     Kansas City, Missouri 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, call 1-800-791-4226 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

     WIRING INSTRUCTIONS
     UMB Bank, N.A.
     ABA#: 101000695
     Edgewood Growth Fund
     DDA# 9870523965
     Ref: account number/account name/share class

RETAIL SHARES - BY AUTOMATIC INVESTMENT PLAN (VIA ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. Purchases can be made monthly, quarterly, semi-annually, or annually in amounts of at least $100. To cancel or change a plan, write to the Fund at: Edgewood Growth Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Edgewood Growth Fund, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such transactions will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

GENERAL INFORMATION

You may purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the next-determined NAV per share after the Fund or authorized institution (defined below) receives your purchase order in proper form. "Proper form" means that the Fund is provided a complete and signed account application, including the investor's social security number or tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at the Fund's next computed NAV after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUND CALCULATES NAV

The NAV of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Trust's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price such securities at fair value-for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. Foreign securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any foreign securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the foreign markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider any relevant information related to the securities, such as the performance of securities on their primary exchanges, foreign currency appreciation/depreciation or securities market movements in the United States.

MINIMUM INVESTMENTS

To purchase Institutional Shares of the Fund for the first time, including an initial purchase through an IRA, you must invest at least $100,000. To purchase Retail and Service Shares of the Fund for the first time, you must invest at least $3,000 ($2,000 for an IRA). There are no minimums for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion.

FUND CODES

The Fund's reference information listed below will be helpful to you when you contact the Fund to purchase shares, check daily NAV or obtain additional information.

EDGEWOOD GROWTH FUND           TICKER SYMBOL         CUSIP       FUND CODE
--------------------------------------------------------------------------------
Retail Shares                      EGFFX           0075W0742       2130
--------------------------------------------------------------------------------
Institutional Shares               EGFIX           0075W0759       2131
--------------------------------------------------------------------------------
Service Shares                     [___]           [_______]       [__]

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund's transfer agent directly by mail or telephone at 1-800-791-4226.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, if you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that the Fund must be provided with the original guarantee. Signature guarantees are for the protection of Fund shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at 1-800-791-4226 for more information.

The sale price will be the next-determined NAV after the Fund receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s);

     o    The share class; and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     REGULAR MAIL ADDRESS
     Edgewood Growth Fund
     P.O. Box 219009
     Kansas City, Missouri 64121-9009

     EXPRESS MAIL ADDRESS
     Edgewood Growth Fund
     c/o DST Systems, Inc.
     430 West 7th Street
     Kansas City, Missouri 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire or ACH redemption privileges) by completing the appropriate sections of the account application. Call 1-800-791-4226 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank by either Fed wire or ACH.

RETAIL SHARES - BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in-kind). It is highly unlikely that your shares would ever be redeemed in-kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. The Fund will provide you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

HOW TO EXCHANGE YOUR FUND SHARES

At no charge, you may convert one class of shares of the Fund directly to another class of shares of the Fund by writing to or calling the Fund, subject to the fees and expenses of such other class of shares, and provided that you meet the eligibility requirements applicable to investing in such other class of shares, as set forth in this prospectus. You may only convert shares between accounts with identical registrations (i.e., the same names and addresses). A conversion between share classes of the Fund is not a taxable event.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and/or the Adviser may compensate financial intermediaries for providing a variety of services to the Fund and/or its shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information please see "Payments to Financial Intermediaries" in the SAI.

In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Retail Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Retail Shares of the Fund is 0.25% .

SHAREHOLDER SERVICING PLAN

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Fund's Retail Shares and Service Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

OTHER PAYMENTS BY THE FUND

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution or shareholder services fees the Fund may pay to financial intermediaries pursuant to the Fund's distribution plan or shareholder servicing plan.

OTHER PAYMENTS BY THE ADVISER

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund's shares.

Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares if the price of the Fund's foreign securities does not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than four "round trips" into or out of the Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. The Fund has entered into "information sharing agreements" with these financial intermediaries, which permit the Fund to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Fund. If the Fund or its service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Fund, the Fund or its service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Fund or its service providers determine that the trading activity of any customer may be detrimental to the Fund, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Fund by that customer. If the Fund is not satisfied that the intermediary has taken appropriate action, the Fund may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV.

The Fund reserves the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund.

Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; and/or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

UNCLAIMED PROPERTY

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-800-791-4226.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of U.S. federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Long-term capital gains distributions and distributions that are reported by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund (or its administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Institutional and Retail Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information provided below has been audited by [XX], independent registered public accounting firm of the Fund.
The financial statements and the unqualified opinion of [XX] are included in the 2016 Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-791-4226.

No information is shown for Service Shares of the Fund because they had not commenced operations as of the end of the Fund's last fiscal year.

                                                                                 SELECTED PER SHARE DATA & RATIOS
                                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL SHARES
                                          ----------------------------------------------------------------------------------
                                              Year           Year            Year            Year            Year
                                             Ended          Ended           Ended           Ended           Ended
                                            October        October         October         October         October
                                              31,            31,             31,             31,             31,
                                             2016           2015            2014            2013            2012
                                          ----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Year ........................  $[XX]          $21.35          $17.46          $13.33          $11.86
Income (Loss) from Operations:
   Net Investment Income (Loss)(1) .......   [XX]           (0.02)          (0.04)          (0.01)             --
                                            -----          -------         -------         -------         -------
   Net Realized and Unrealized Gain ......   [XX]            2.34            4.16            4.17            1.47
                                            -----          -------         -------         -------         -------
      Total from Operations ..............   [XX]            2.32            4.12            4.16            1.47
                                            -----          -------         -------         -------         -------
Dividends and Distributions:
   Net Investment Income .................   [XX]              --              --           (0.03)             --
   Net Realized Gain .....................   [XX]           (1.00)          (0.23)             --              --
                                            -----          -------         -------         -------         -------
Total Distributions ......................   [XX]           (1.00)          (0.23)          (0.03)             --
                                            -----          -------         -------         -------         -------
Net Asset Value, End of Year .............  $[XX]          $22.67          $21.35          $17.46          $13.33
                                            =====          =======         =======         =======         =======
TOTAL RETURN+ ............................   [XX]%          11.37%          23.89%          31.24%          12.39%
                                            =====          =======         =======         =======         =======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Year (Thousands) ...  $[XX]       $4,753,281     $3,403,172      $2,348,571      $1,651,696
   Ratio of Expenses to Average Net
   Assets ................................   [XX]%            1.00%          1.00%           1.00%           1.00%
   Ratio of Expenses to Average Net
   Assets (Excluding Waivers and Fees
   Paid Indirectly) ......................   [XX]%            1.09%          1.10%           1.11%           1.13%
   Ratio of Net Investment Income
   (Loss) to Average Net Assets ..........   [XX]%           (0.10)%        (0.20)%         (0.06)%          0.01%
   Portfolio Turnover Rate ...............   [XX]%              24%            41%             40%             38%

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "-" ARE $0 OR HAVE BEEN ROUNDED TO $0.

                                                                                 SELECTED PER SHARE DATA & RATIOS
                                                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------
                                                                        RETAIL SHARES
                                          ----------------------------------------------------------------------------------
                                              Year           Year            Year            Year            Year
                                             Ended          Ended           Ended           Ended           Ended
                                            October        October         October         October         October
                                              31,            31,             31,             31,             31,
                                             2016           2015            2014            2013            2012
                                          ----------------------------------------------------------------------------------
Net Asset Value, Beginning of
Year ....................................... $[XX]         $20.91           $17.13          $13.03         $11.61
Income (Loss) from Operations:
   Net Investment Loss(1) ..................  [XX]          (0.10)           (0.10)          (0.07)         (0.05)
                                             -----         -------          -------         -------        -------
   Net Realized and Unrealized .............  [XX]           2.28             4.11            4.17           1.47
   Gain                                      -----         -------          -------         -------        -------

Total from Operations ......................  [XX]           2.18             4.01            4.10           1.42
                                             -----         -------          -------         -------        -------
Distributions:
   Net Investment Income ...................  [XX]             --               --              --             --
   Net Realized Gain .......................  [XX]          (1.00)           (0.23)             --             --
                                             -----         -------          -------         -------        -------
Total Distributions ........................  [XX]          (1.00)           (0.23)             --             --
                                             -----         -------          -------         -------        -------
   Net Asset Value, End of Year ............ $[XX]         $22.09           $20.91          $17.13         $13.03
                                             =====         =======          =======         =======        =======
TOTAL RETURN+ ..............................  [XX]%         10.92%           23.71%          31.47%         12.23%
                                             =====         =======          =======         =======        =======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Year
   (Thousands) ............................. $[XX]       $297,947         $211,175        $164,324       $122,930
   Ratio of Expenses to Average
   Net Assets ..............................  [XX]%          1.39%            1.35%           1.41%          1.39%
   Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Fees Paid Indirectly) ...............  [XX]%          1.48%            1.45%           1.53%          1.52%
   Ratio of Net Investment Loss to
   Average Net Assets ......................  [XX]%         (0.49)%          (0.53)%         (0.45)%        (0.37)%
   Portfolio Turnover Rate .................  [XX]%            24%              41%             40%            38%

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "-" ARE $0 OR HAVE BEEN ROUNDED TO $0.

                        THE ADVISORS' INNER CIRCLE FUND

                              EDGEWOOD GROWTH FUND

INVESTMENT ADVISER
Edgewood Management LLC
535 Madison Avenue, 15th Floor
New York, New York 10022

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [date], as it may be amended from time to time, includes detailed information about the Fund and The Advisors' Inner Circle Fund. The SAI is on file with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI OR ANNUAL OR SEMI-ANNUAL REPORT OR MORE INFORMATION:

BY TELEPHONE:      1-800-791-4226

BY MAIL:           Edgewood Growth Fund
                   P.O. Box 219009
                   Kansas City, Missouri 64121-9009

BY INTERNET:       www.edgewoodfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE TRUST'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.

                                                                [Inventory Code]

                      STATEMENT OF ADDITIONAL INFORMATION

                              EDGEWOOD GROWTH FUND

               (INSTITUTIONAL CLASS SHARES TICKER SYMBOL: EGFIX)
                      (RETAIL SHARES TICKER SYMBOL: EGFFX)
                    (SERVICE SHARES TICKER SYMBOL: [_____])

                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                     [DATE]

                              INVESTMENT ADVISER:
                            EDGEWOOD MANAGEMENT LLC

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Edgewood Growth Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the prospectus dated [date], as it may be amended from time to time ("Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. The financial statements with respect to the Fund for the fiscal year ended October 31, 2016, including the notes thereto and the report of [XX] thereon, as contained in the 2016 Annual Report to Shareholders, are incorporated by reference into and deemed to be part of this SAI. A copy of the Fund's 2016 Annual Report to Shareholders must accompany the delivery of this SAI. Shareholders may obtain copies of the Fund's Prospectus or Annual Report free of charge by writing to the Fund at P.O. Box 219009, Kansas City, Missouri 64121-9009 or calling toll-free at 1-800-791-4226.

                               TABLE OF CONTENTS


THE TRUST ................................................................. S-XX
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES ........... S-XX
DESCRIPTION OF PERMITTED INVESTMENTS ...................................... S-XX
INVESTMENT LIMITATIONS .................................................... S-XX
THE ADVISER ............................................................... S-XX
THE PORTFOLIO MANAGERS .................................................... S-XX
THE ADMINISTRATOR ......................................................... S-XX
THE DISTRIBUTOR ........................................................... S-XX
PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................... S-XX
THE TRANSFER AGENT ........................................................ S-XX
THE CUSTODIAN ............................................................. S-XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. S-XX
LEGAL COUNSEL ............................................................. S-XX
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-XX
PURCHASING AND REDEEMING SHARES ........................................... S-XX
DETERMINATION OF NET ASSET VALUE .......................................... S-XX
TAXES ..................................................................... S-XX
FUND TRANSACTIONS ......................................................... S-XX
PORTFOLIO HOLDINGS ........................................................ S-XX
DESCRIPTION OF SHARES ..................................................... S-XX
SHAREHOLDER LIABILITY ..................................................... S-XX
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-XX
PROXY VOTING .............................................................. S-XX
CODES OF ETHICS ........................................................... S-XX
5% AND 25% SHAREHOLDERS ................................................... S-XX
APPENDIX A -- DESCRIPTION OF RATINGS ......................................  A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ........................  B-1


[Date]                                                          [Inventory Code]

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997 and amended May 15, 2012 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate statements of additional information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional Shares, Retail Shares and Service Shares. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum initial investment requirements and investor eligibility. Minimum investment requirements and investor eligibility are described in the Prospectus. For more information on distribution and shareholder servicing expenses, see "Payments to Financial Intermediaries" in this SAI. The Trust reserves the right to create and issue additional classes of shares.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of the Board of Trustees of the Trust (each a "Trustee" and together, the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust created on or after November 11, 1996 may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

EDGEWOOD GROWTH FUND. The Fund seeks to provide long-term growth of capital. The Fund is non-diversified and will primarily invest in a core group of 15-35 equity securities, such as common stocks and American Depositary Receipts ("ADRs"). The Fund is flexibly managed, with the ability to invest in equity securities of a smaller number of issuers and/or industry sectors than diversified mutual funds. There can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

As its principal investment strategy, the Fund invests primarily in equity securities of issuers that Edgewood Management LLC (the "Adviser") believes are quality companies whose stock offers potential for future appreciation as described in the Prospectus. In selecting investments for the Fund, the Adviser seeks to identify companies possessing fundamentally strong market positions in growing industries, exceptional earnings power, and consistency of earnings performance. Focus is concentrated toward growing companies experiencing superior rates of return over varying economic cycles. Investment decisions are based upon a fundamental analysis that emphasizes company specific research. The goal of the process is to invest in growth companies in established and growing industries that display the following characteristics: record of consistent earnings power; earnings growth rate in excess of the S&P 500 Growth Index; dominant market position or proven strength; attractive fundamental financial valuation; superior management; management/insider ownership; and industry growth rate in excess of the growth of gross domestic product ("GDP"). A security may be sold if there is a fundamental deterioration, the price is no longer justifiable and/or if the security demonstrates earnings disappointments. When consistent with the investment strategy and specific policies of the Fund, the Fund may hold uninvested assets in cash or similar investments.

NON-DIVERSIFICATION. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence that the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which generally requires that the Fund be diversified (i.e., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund's stated investment policies, including those stated below.

AMERICAN DEPOSITARY RECEIPTS. ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over- the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Securities of Other Investment Companies" below.

FIXED INCOME SECURITIES. Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In June 2016, the United Kingdom (the "UK") voted in a referendum to leave the European Union ("EU"). Although the precise timeframe for "Brexit" is uncertain, it is currently expected that the UK will seek to withdraw from the EU by invoking article 50 of the Lisbon Treaty with an anticipated completion date within two years from notifying the European Council of the UK's intention to withdraw. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Fund's investments.

MONEY MARKET SECURITIES. Money market securities include: short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described in this SAI. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover agreement, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

BANK OBLIGATIONS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.
Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a security from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities if the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and
(iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the U.S. Securities and Exchange Commission ( "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR ETFs and procedures approved by the Board, the Fund may invest in these ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither these ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SECURITIES LENDING. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments, or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA").

Consistent with the CFTC's new regulations, the Trust, on behalf of the Fund, has filed a notice of exclusion from the definition of the term "commodity pool operator" ("CPO") under the CEA pursuant to CFTC Rule 4.5 and, therefore, the Fund is not subject to registration or regulation as a CPO under the CEA. As a result, the Fund will be limited in its ability to use futures, options on such futures, commodity options and certain swaps. Complying with the limitations may restrict the Adviser's ability to implement the Fund's investment strategies and may adversely affect the Fund's performance.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made;

generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. With respect to futures contracts that are contractually required to "cash settle," the Fund may cover its position by maintaining with its custodian bank (and marking-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract, rather than the notional value of the contract, or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities. However, by segregating assets in an amount equal to the net obligation rather than the notional amount of cash settled futures, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid securities equal to the notional amount of the contract, which may increase the risk associated with such transactions.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be

"covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations" below.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefore. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC" options) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not hold more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(a)(2) commercial paper. Section 4(a)(2) commercial paper is issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(a)(2) commercial paper is liquid to the extent it meets the criteria established by the Board. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES. As is consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover the Fund's short position.

SPECIAL RISKS OF CYBER ATTACKS. As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund's operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, the Fund's distributor, custodian, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund's ability to calculate its net asset value, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investments in such companies to lose value. There can be no assurance that the Fund, the Fund's service providers, or the issuers of the securities in which the Fund invests will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the investment objective of the Fund, the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

The Fund may not:

1. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation: (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

2. Borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300%, including the amount borrowed, is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to Fund policies concerning borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments.

THE ADVISER

GENERAL. Edgewood Management LLC, located at 535 Madison Avenue, 15th Floor, New York, New York 10022, serves as the investment adviser to the Fund. The Adviser is a New York limited liability company formed in 2006 and is the successor to Edgewood Management Company, founded in 1974. Alan Breed is the largest shareholder of Edgewood Management Company I, Inc., the majority owner of the Adviser. The Adviser is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended. As of December 31, 2016, the Adviser had approximately $[XX] billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement dated February 27, 2006 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Board.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the outstanding voting securities of the Fund, or, by the Adviser, on not less than 30 days' nor more than 60 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, distribution and/or service (12b-1) fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the average daily net assets of each of the Fund's share classes until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated by the Board or by the Adviser, upon ninety (90) days' prior written notice, effective as of the close of business on February 28, 2018, provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Trustees who are not interested persons of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

For the fiscal years ended October 31, 2014, 2015 and 2016, the Fund paid the Adviser the following advisory fees:

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             CONTRACTUAL
            ADVISORY FEES                          FEES WAIVED BY ADVISER             TOTAL FEES PAID (AFTER WAIVERS) TO
                                                                                                    ADVISER
------------------------------------------------------------------------------------------------------------------------------------
    2014          2015        2016              2014          2015        2016          2014          2015        2016
------------------------------------------------------------------------------------------------------------------------------------
$30,905,500    $42,215,854   $[XX]           $3,038,537    $3,793,371    $[XX]      $27,866,963    $38,422,483    $[XX]
------------------------------------------------------------------------------------------------------------------------------------

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Fund's portfolio managers for their management of the Fund and other accounts managed by the Adviser. Each of the Fund's portfolio mangers' compensation consists of a fixed cash salary and retirement plan benefits. The portfolio managers are also paid a discretionary cash bonus which takes into account performance of the products they manage and profitability of the firm. In general, the discretionary cash bonus is determined based on the Fund's and the other accounts' pre-tax performance as compared to a particular benchmark over varying time-periods and economic cycles. The bonus also is based on other subjective factors, such as leadership, ideas and overall contributions to the investment team.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

--------------------------------------------------------------------------------
NAME                                         DOLLAR RANGE OF FUND SHARES(1)
--------------------------------------------------------------------------------
Alan W. Breed                                      Over $1,000,000
--------------------------------------------------------------------------------
Lawrence G. Creel                                  Over $1,000,000
--------------------------------------------------------------------------------
Scott Edwardson                                         None
--------------------------------------------------------------------------------
Alexander Farman-Farmaian                               None
--------------------------------------------------------------------------------
Peter Jennison                                     Over $1,000,000
--------------------------------------------------------------------------------
Kevin R. Seth                                   $500,001 - $1,000,000
--------------------------------------------------------------------------------
Nicholas A. Stephens                               Over $1,000,000
--------------------------------------------------------------------------------

(1) Valuation date is October 31, 2016.

OTHER ACCOUNTS. In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2016.

-------------------------------------------------------------------------------------------------------------------
                                REGISTERED                   OTHER POOLED
                           INVESTMENT COMPANIES          INVESTMENT VEHICLES              OTHER ACCOUNTS
                       --------------------------------------------------------------------------------------------
                          NUMBER                       NUMBER                         NUMBER
                            OF        TOTAL ASSETS       OF         TOTAL ASSETS        OF       TOTAL ASSETS
          NAME           ACCOUNTS      (MILLIONS)     ACCOUNTS       (MILLIONS)      ACCOUNTS     (MILLIONS)
-------------------------------------------------------------------------------------------------------------------
Alan W. Breed             [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------
Lawrence G. Creel         [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------
Scott Edwardson           [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------
Alex Farman-Farmaian      [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------
Peter Jennison            [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------
Kevin R. Seth             [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------
Nicholas A. Stephens      [XX]           $[XX]           [XX]          $[XX]          [XX](1)        $[XX]
-------------------------------------------------------------------------------------------------------------------

(1) [XX] accounts are subject to a performance-based advisory fee with aggregated assets under management of $[XX] as of October 31, 2016.

CONFLICTS OF INTEREST. The Adviser also manages other accounts. The investment process is the same for similar accounts, including the Fund, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the Adviser's investment strategies. Each of the Adviser's investment strategies is managed by a portfolio team. Weekly research meetings provide a forum where the Adviser's investment professionals discuss current investment ideas. Generally, the entire portfolio team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio team.

The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Personal accounts may give rise to potential conflicts of interest. The Adviser's employees will, from time to time, for their own account, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. The Adviser has a Code of Ethics which regulates trading in personal accounts. Personal accounts are reported to compliance and certain personal transactions are pre-approved by compliance. Compliance also reviews personal trading activity regularly.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is paid a fee, which varies based on the average daily net assets of the Fund, subject to certain minimums. For the fiscal years ended October 31, 2014, 2015 and 2016, the Fund paid the following amounts for these services:

--------------------------------------------------------------------------------
                            ADMINISTRATION FEES PAID
--------------------------------------------------------------------------------
          2014                        2015                   2016
--------------------------------------------------------------------------------
       $1,920,364                  $2,297,574                $[XX]
--------------------------------------------------------------------------------

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 14, 2005 and as amended August 30, 2010 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Trust; and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or by a majority of the outstanding shares of the Trust, upon not more than 60 days' written notice by either party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

DISTRIBUTION PLAN. The Trust has adopted a Distribution Plan with respect to the Retail Shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Retail Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

PAYMENTS UNDER THE DISTRIBUTION PLAN. For the fiscal years ended October 31, 2014, 2015 and 2016, the Fund paid the Distributor the following fees, with no distribution fees retained by the Distributor:

--------------------------------------------------------------------------------
                                  DISTRIBUTION FEES PAID
--------------------------------------------------------------------------------
SHARE CLASS               2014              2015             2016
--------------------------------------------------------------------------------
Retail Shares           $466,463          $600,920           $[XX]
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN. The Fund has adopted a shareholder servicing plan under which shareholder servicing fees of up to 0.25% of average daily net assets of the Retail Shares and Service Shares will be paid to financial intermediaries. Under the plan, financial intermediaries may perform, or may compensate other financial intermediaries for performing, certain shareholder and administrative services, including: (i) maintaining shareholder accounts; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the financial intermediaries;
(iv) responding to inquiries from shareholders concerning their investment in the Fund; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Fund; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (ix) providing sub-accounting services; (x) processing dividend and capital gain payments from the Fund on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Fund may reasonably request to the extent that the financial intermediary is permitted to do so under applicable laws or regulations.

OTHER PAYMENTS BY THE FUND. The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary, or (2) the number of Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution or shareholder services fees the Fund may pay to financial intermediaries pursuant to the Fund's distribution plan or shareholder servicing plan.

OTHER PAYMENTS BY THE ADVISER. The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

U.S. Bank National Association, 800 Nicollett Mall, Minneapolis, Minnesota 55402-4302 (the "Custodian"), serves as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[XX] serves as independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference have been audited by [XX], as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board has two standing committees: the Audit Committee and Governance Committee. The Audit Committee and the Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the

Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. There is no stated term of office for the Trustees. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a "Waiver Term") if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Trust; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------------------------------------------
                           POSITION WITH                PRINCIPAL
                          TRUST AND LENGTH             OCCUPATIONS               OTHER DIRECTORSHIPS
NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS         HELD IN THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Robert Nesher            Chairman of the         SEI employee 1974 to      Current Directorships: Trustee of
(Born: 1946)             Board of Trustees(1)    present; currently        The Advisors' Inner Circle Fund II,
                         (since 1991)            performs various          Bishop Street Funds, The KP Funds,
                                                 services on behalf of     SEI Daily Income Trust, SEI
                                                 SEI Investments for       Institutional International Trust, SEI
                                                 which Mr. Nesher is       Institutional Investments Trust, SEI
                                                 compensated. Vice         Institutional Managed Trust,
                                                 Chairman of The           SEI Asset Allocation Trust,
                                                 Advisors' Inner Circle    SEI Tax Exempt Trust,
                                                 Fund III, Winton          Adviser Managed Trust, New
                                                 Series Trust, Winton      Covenant Funds, SEI Insurance
                                                 Diversified               Products Trust and SEI Catholic
                                                 Opportunities Fund        Values Trust. Director of SEI
                                                 (closed-end               Structured Credit Fund, LP, SEI
                                                 investment company)       Global Master Fund plc, SEI Global
                                                 and Gallery Trust.        Assets Fund plc, SEI Global
                                                 President, Chief          Investments Fund plc, SEI
                                                 Executive Officer and     Investments--Global Funds
                                                 Trustee of SEI Daily      Services, Limited, SEI Investments
                                                 Income Trust,             Global, Limited, SEI Investments
                                                 SEI Tax Exempt            (Europe) Ltd., SEI Investments--
                                                 Trust, SEI                Unit Trust Management (UK)
                                                 Institutional Managed     Limited, SEI Multi-Strategy Funds
                                                 Trust, SEI                PLC and SEI Global Nominee Ltd.
                                                 Institutional
                                                 International Trust,      Former Directorships: Director of
                                                 SEI Institutional         SEI Opportunity Fund, L.P. to 2010.
                                                 Investments Trust,        Director of SEI Alpha Strategy
                                                 SEI Asset Allocation      Portfolios, LP to 2013. Trustee of
                                                 Trust, Adviser            SEI Liquid Asset Trust to 2016.
                                                 Managed Trust, New
                                                 Covenant Funds, SEI
                                                 Insurance Products
                                                 Trust and SEI
                                                 Catholic Values Trust.
                                                 President and Director
                                                 of SEI Structured
                                                 Credit Fund, LP.
                                                 President, Chief
                                                 Executive Officer and
                                                 Director of SEI Alpha
                                                 Strategy Portfolios,
                                                 LP, June 2007 to
                                                 September 2013.
                                                 President and Director
                                                 of SEI Opportunity
                                                 Fund, L.P. to 2010.
                                                 Vice Chairman of
                                                 O'Connor EQUUS
                                                 (closed-end
                                                 investment company)
                                                 to April 2016. President
                                                 Chief Executive Officer and
                                                 Trustee of SEI Liquid Asset
                                                 Trust to 2016.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           POSITION WITH                PRINCIPAL
                          TRUST AND LENGTH             OCCUPATIONS               OTHER DIRECTORSHIPS
NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS         HELD IN THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee(1)             Self-Employed              Current Directorships: Trustee of
(Born: 1940)             (since 1991)           Consultant since 2003.     The Advisors' Inner Circle Fund II,
                                                Partner at Morgan,         Bishop Street Funds, The KP Funds,
                                                Lewis & Bockius LLP        The Advisors' Inner Circle Fund III,
                                                (law firm) from 1976       Winton Series Trust, Winton
                                                to 2003. Counsel to the    Diversified Opportunities Fund
                                                Trust, SEI Investments,    (closed-end investment company),
                                                SIMC, the                  Gallery Trust, SEI Daily Income
                                                Administrator and the      Trust, SEI Institutional International
                                                Distributor.               Trust, SEI Institutional Investments
                                                                           Trust, SEI Institutional Managed Trust,
                                                                           SEI Asset Allocation Trust, SEI Tax
                                                                           Exempt Trust, Adviser Managed
                                                                           Trust, New Covenant Funds, SEI
                                                                           Insurance Products Trust and SEI
                                                                           Catholic Values Trust. Director of
                                                                           SEI Investments (Europe), Limited,
                                                                           SEI Investments--Global Funds
                                                                           Services, Limited, SEI Investments
                                                                           Global, Limited, SEI Investments
                                                                           (Asia), Limited, SEI Global
                                                                           Nominee Ltd. and SEI Investments --
                                                                           Unit Trust Management (UK)
                                                                           Limited. Director of the Distributor
                                                                           since 2003.

                                                                           Former Directorships: Director of
                                                                           SEI Alpha Strategy Portfolios, LP to
                                                                           2013. Trustee of O'Connor EQUUS
                                                                           (closed-end investment company)
                                                                           until April 2016. Trustee of SEI Liquid
                                                                           Asset Trust to 2016.
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
John K. Darr             Trustee                Retired. Chief            Current Directorships: Trustee of
(Born: 1944)             (since 2008)           Executive Officer,        The Advisors' Inner Circle Fund II,
                                                Office of Finance,        Bishop Street Funds and The KP
                                                Federal Home Loan         Funds. Director of Federal Home
                                                Banks, from 1992 to       Loan Bank of Pittsburgh, Meals on
                                                2007.                     Wheels, Lewes/Rehoboth Beach and
                                                                          West Rehoboth Land Trust.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           POSITION WITH                PRINCIPAL
                          TRUST AND LENGTH             OCCUPATIONS               OTHER DIRECTORSHIPS
NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS         HELD IN THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr.    Trustee                Self-Employed              Current Directorships: Trustee of
(Born: 1952)             (since 2011)           Consultant since           The Advisors' Inner Circle Fund II,
                                                January 2012. Director     Bishop Street Funds and The KP
                                                of Endowments and          Funds. Director of The Korea Fund,
                                                Foundations,               Inc.
                                                Morningstar
                                                Investment
                                                Management,
                                                Morningstar, Inc.,
                                                2010 to
                                                2011. Director of
                                                International
                                                Consulting and Chief
                                                Executive Officer of
                                                Morningstar
                                                Associates Europe
                                                Limited, Morningstar,
                                                Inc., 2007 to   2010.
                                                Country Manager --
                                                Morningstar UK
                                                Limited, Morningstar,
                                                Inc., 2005 to 2007.
--------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson      Trustee                Retired. Private           Current Directorships: Trustee of
(Born: 1942)             (since 2005)           Investor since 1994.       The Advisors' Inner Circle Fund II,
                                                                           Bishop Street Funds, The KP Funds,
                                                                           SEI Asset Allocation Trust, SEI
                                                                           Daily Income Trust, SEI Institutional
                                                                           International Trust, SEI Institutional
                                                                           Managed Trust, SEI Institutional
                                                                           Investments Trust,
                                                                           SEI Tax Exempt Trust,
                                                                           Adviser Managed Trust, New
                                                                           Covenant Funds, SEI Insurance
                                                                           Products Trust and SEI Catholic
                                                                           Values Trust. Director of Federal
                                                                           Agricultural Mortgage Corporation
                                                                           (Farmer Mac) since 1997.

                                                                           Former Directorships: Director of
                                                                           SEI Alpha Strategy Portfolios, LP to
                                                                           2013. Trustee of SEI SEI Liquid Asset
                                                                           to 2016.
--------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian        Trustee              Vice President,             Current Directorships: Trustee of
(Born: 1943)              (since 2005)         Compliance, AARP            The Advisors' Inner Circle Fund II,
                                               Financial Inc., from        Bishop Street Funds and The KP
                                               2008 to 2010. Self-         Funds.
                                               Employed Legal and
                                               Financial Services
                                               Consultant since 2003.
                                               Counsel (in-house) for
                                               State Street Bank from
                                               1995 to 2003.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           POSITION WITH                PRINCIPAL
                          TRUST AND LENGTH             OCCUPATIONS               OTHER DIRECTORSHIPS
NAME AND YEAR OF BIRTH     OF TIME SERVED          IN THE PAST 5 YEARS         HELD IN THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Bruce Speca              Trustee                Global Head of Asset        Current Directorships: Trustee of
(Born: 1956)             (since 2011)           Allocation, Manulife        The Advisors' Inner Circle Fund II,
                                                Asset Management            Bishop Street Funds and The KP
                                                (subsidiary of              Funds.
                                                Manulife Financial),
                                                2010 to 2011.
                                                Executive Vice
                                                President -- Investment
                                                Management Services,
                                                John Hancock
                                                Financial Services
                                                (subsidiary of
                                                Manulife Financial),
                                                2003 to 2010.
--------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee               Retired since January      Current Directorships: Trustee/
(Born: 1942)              (since 1999)          2012. Self-Employed        Director of State Street Navigator
                          Lead Independent      Consultant, Newfound       Securities Lending Trust, The
                          Trustee               Consultants Inc.,          Advisors' Inner Circle Fund II,
                                                1997 to 2011.              Bishop Street Funds, The KP Funds,
                                                                           SEI Structured Credit Fund, LP, SEI
                                                                           Daily Income Trust, SEI Institutional
                                                                           International Trust, SEI Institutional
                                                                           Investments Trust, SEI Institutional
                                                                           Managed Trust, SEI Asset Allocation
                                                                           Trust, SEI Tax Exempt Trust, Adviser
                                                                           Managed Trust, New Covenant
                                                                           Funds, SEI Insurance Products Trust
                                                                           and SEI Catholic Values Trust.
                                                                           Member of the independent review
                                                                           committee for SEI's Canadian-
                                                                           registered mutual funds.
                                                                           Former Directorships: Director of

                                                                           SEI Opportunity Fund, L.P. to 2010.
                                                                           Director of SEI Alpha Strategy
                                                                           Portfolios, LP to 2013. Trustee of
                                                                           SEI Liquid Asset Trust to 2016.
--------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the funds, and to exercise their business judgment in a manner that serves the best interests of the funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 1991.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as a trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries, and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as a trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and his experience from serving as a trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities;
     (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Messrs. Darr, Grause, Johnson, Speca and Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met [XX (XX)] times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Darr, Grause, Johnson, Speca and Sullivan currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met [XX (XX)] times during the most recently completed fiscal year.

FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. During the most recently completed fiscal year, the Fair Value Pricing Committee was a Board committee, and met [XX] ([XX]) times.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

 -------------------------------------------------------------------------------------------------
                            DOLLAR RANGE OF FUND SHARES        AGGREGATE DOLLAR RANGE OF SHARES
      NAME                         (FUND)(1)                 (ALL FUNDS IN THE FUND COMPLEX)(1,2)
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------
      Doran                           None                                None
-------------------------------------------------------------------------------------------------
     Nesher                           None                                None
-------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
       Darr                           None                          $10,001-$50,000
-------------------------------------------------------------------------------------------------
     Grause                           None                          Over $100,000
-------------------------------------------------------------------------------------------------
    Johnson                           None                                None
-------------------------------------------------------------------------------------------------
   Krikorian                          None                                None
-------------------------------------------------------------------------------------------------
      Speca                           None                                None
-------------------------------------------------------------------------------------------------
    Sullivan                          None                                None
-------------------------------------------------------------------------------------------------

(1)  Valuation date is December 31, 2016.

(2)  The Trust is the only investment company in the Fund Complex.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the Fund's most recently completed fiscal year.

---------------------------------------------------------------------------------------------------------
                                     PENSION OR
                                     RETIREMENT          ESTIMATED
                   AGGREGATE      BENEFITS ACCRUED     ANNUAL BENEFITS
                 COMPENSATION      AS PART OF FUND          UPON          TOTAL COMPENSATION FROM THE
   NAME         FROM THE TRUST         EXPENSES          RETIREMENT        TRUST AND FUND COMPLEX(1)
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------
   Doran              $0                 N/A                 N/A          $0 for service on one (1) board
---------------------------------------------------------------------------------------------------------
   Nesher             $0                 N/A                 N/A          $0 for service on one (1) board
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
   Darr             $[XX]                N/A                 N/A          $[XX] for service on one (1)
                                                                            board
---------------------------------------------------------------------------------------------------------
   Grause           $[XX]                N/A                 N/A          $[XX] for service on one (1)
                                                                            board
---------------------------------------------------------------------------------------------------------
  Johnson           $[XX]                N/A                 N/A          $[XX]for service on one (1)
                                                                            board
---------------------------------------------------------------------------------------------------------
  Krikorian         $[XX]                N/A                 N/A          $[XX] for service on one (1)
                                                                            board
---------------------------------------------------------------------------------------------------------
  Speca             $[XX]                N/A                 N/A          $[XX]for service on one (1)
                                                                            board
---------------------------------------------------------------------------------------------------------
  Sullivan          $[XX]                N/A                 N/A          $[XX] for service on one (1)
                                                                            board
---------------------------------------------------------------------------------------------------------

(1)   The Trust is the only investment company in the Fund Complex.

TRUST OFFICERS. Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

-----------------------------------------------------------------------------------------------------------------
NAME AND YEAR        POSITION WITH TRUST AND
OF BIRTH             LENGTH OF TIME SERVED                  PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Michael Beattie      President                              Director of Client Service, SEI Investments
(Born: 1965)         (since 2011)                           Company, since 2004.
-----------------------------------------------------------------------------------------------------------------
Stephen Connors      Treasurer, Controller and Chief        Director, SEI Investments, Fund Accounting since
(Born: 1984)         Financial Officer                      2014. Audit Manager, Deloitte &
                     (since 2015)                           Touche LLP, from 2011 to 2014. Audit Supervisor,
                                                            BBD, LLP (formerly Briggs, Bunting &
                                                            Dougherty, LLP), from 2007 to 2011.
-----------------------------------------------------------------------------------------------------------------
Dianne M.            Vice President and Secretary           Counsel at SEI Investments since 2010. Associate
Descoteaux           (since 2011)                           at Morgan, Lewis & Bockius LLP from 2006 to
(Born: 1977)                                                2010.
-----------------------------------------------------------------------------------------------------------------
Russell Emery        Chief Compliance Officer               Chief Compliance Officer of SEI Structured Credit
(Born: 1962)         (since 2006)                           Fund, LP since June 2007. Chief Compliance
                                                            Officer of SEI Alpha Strategy Portfolios, LP from
                                                            June 2007 to September 2013. Chief Compliance
                                                            Officer of The Advisors' Inner Circle Fund II,
                                                            Bishop Street Funds, The KP Funds, The Advisors'
                                                            Inner Circle Fund III, Winton Series Trust, Winton
                                                            Diversified Opportunities Fund (closed-end
                                                            investment company), Gallery Trust, SEI
                                                            Institutional Managed Trust, SEI Asset Allocation
                                                            Trust, SEI Institutional International Trust, SEI
                                                            Institutional Investments Trust, SEI Daily Income
                                                            Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                                            Trust, Adviser Managed Trust, New Covenant
                                                            Funds, SEI Insurance Products Trust and SEI
                                                            Catholic Values Trust. Chief Compliance Officer
                                                            of SEI Opportunity Fund, L.P. until 2010. Chief
                                                            Compliance Officer of O'Connor EQUUS (closed-
                                                            end investment company) until to 2016. Chief
                                                            Compliance Officer of SEI Liquid Asset Trust
                                                            to 2016.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME AND YEAR        POSITION WITH TRUST AND
OF BIRTH             LENGTH OF TIME SERVED                  PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Lisa Whittaker         Vice President and Assistant         Attorney, SEI Investments Company (2012-
(Born: 1978)           Secretary (since 2013)               present). Compliance Officer, The Glenmede Trust
                                                            Company, N.A. (2011-2012). Associate, Drinker Biddle
                                                            & Reath LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
John Y. Kim            Vice President and Assistant         Attorney, SEI Investments Company (2014-
(Born: 1981)           Secretary (since 2014)               present). Associate, Stradley Ronon Stevens &
                                                            Young, LLP (2009-2014).
-----------------------------------------------------------------------------------------------------------------
Bridget E. Sudall      Anti-Money Laundering Compliance     Senior Associate and AML Officer, Morgan
(Born: 1980)           Officer and Privacy Officer          Stanley Alternative Investment Partners from April
                       (since 2015)                         2011 to March 2015. Investor Services Team Lead,
                                                            Morgan Stanley Alternative Investment Partners
                                                            from 2007 to 2011.
-----------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (the "NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption during times when the NYSE is closed, other than during customary weekends or holidays, for any period on which trading on the NYSE is restricted (as determined by the SEC by rule or regulation), or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

DERIVATIVES AND OTHER COMPLEX SECURITIES. Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board.

Futures and swaps cleared through a central clearing house ("centrally cleared swaps") are valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, or the future or centrally cleared swap does not end trading by the time the Fund calculates net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates net asset value. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Prospectus. The discussion is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC"). The Fund intends to qualify and elects to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to certain gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and
(B) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over by the Fund indefinitely. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a "Post-2010 Loss"), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses") are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. The Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced tax rates applicable to qualified dividend income. Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals currently set at 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund. The Fund will report annually to its shareholders the federal tax status of all distributions made by the Fund.

In the case of corporate shareholders, the Fund's distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as its default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting.. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund's ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS, treasury receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a real estate investment trust that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at a 28% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described above. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

The Fund's shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

For the fiscal years ended October 31, 2014, 2015 and 2016, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

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             AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
--------------------------------------------------------------------------------
        2014                             2015                      2016
--------------------------------------------------------------------------------
     $1,670,850                       $1,359,755                  $[XX]
--------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

During the fiscal year ended October 31, 2016, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

----------------------------------------------------------------------------------------------------------------------
TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS FOR                    TOTAL DOLLAR AMOUNT OF TRANSACTIONS INVOLVING
               RESEARCH SERVICES                                     BROKERAGE COMMISSIONS FOR RESEARCH SERVICES
----------------------------------------------------------------------------------------------------------------------
                     $[XX]                                                             $[XX]
----------------------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund or the Adviser for a commission in conformity with the 1940 Act and rules promulgated by the SEC. The 1940 Act requires that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended October 31, 2014, 2015 and 2016, the Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. During the fiscal year ended October 31, 2016, the Fund did not hold any securities of regular brokers and dealers.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal years ended October 31, 2015 and 2016, the Fund's portfolio turnover rates were as follows:

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
                      2015                           2016
--------------------------------------------------------------------------------
                      24%                            [XX]%
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

The Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, the Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31 and October 31). The Fund discloses a complete schedule of investments in its Semi-Annual and Annual Reports which are distributed to the Fund's shareholders after the second and fourth fiscal quarters. The Fund's complete schedule of investments following the first and third fiscal quarters will be available in quarterly holdings reports filed with the SEC on Form N-Q. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund provides information about its complete portfolio holdings on the internet at http://aicfundholdings.com/edgewood. This information is provided on a quarterly basis, forty-five (45) days after the end of the fiscal quarter, and is publicly available to all shareholders until updated to reflect the next applicable period. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. The Fund may provide ratings and rankings organizations with the same information at the same time it is filed with the SEC or one day after it is made available on the internet web site.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet, provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipients of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. Legitimate business objectives may include but are not necessarily limited to: disclosure for required due diligence purposes; disclosure to a newly hired investment adviser or sub-adviser; or disclosure to a rating agency for use in developing a rating.

The Adviser currently has two arrangements to provide Fund portfolio holdings information to third parties prior to the date on which portfolio holdings information is posted on the Fund's web site. These arrangements are with Ayco Company, L.P. and Wells Fargo Bank, N.A., respectively. In each arrangement, the Adviser provides to the respective third party Fund portfolio holdings information as of the end of each calendar quarter, generally within 10 days after the quarter end. The information provided to these third parties, until made publicly available, is considered confidential and will not be distributed to the public nor traded upon. The Fund believes this disclosure serves a legitimate business purpose. No compensation is received by the Fund or the Adviser in connection with the disclosure of portfolio holdings information. The Trust's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

In addition, the Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Board may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund's complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of February [XX], 2017, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of any class of the shares of the Fund. The Trust believes that most of the shares referred to below were held by the persons listed below in account for their fiduciary, agency or custodial customers. Persons owning of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund may have a significant impact on any shareholder vote of the Fund.

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NAME AND ADDRESS       NUMBER OF SHARES       CLASS OF SHARES      % OF CLASS
--------------------------------------------------------------------------------
[XX]                         [XX]                  [XX]               [XX]%
--------------------------------------------------------------------------------

                      APPENDIX A -- DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o Nature of and provisions of the obligation; and the promise S&P imputes;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

 D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.


Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

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PROXY VOTING POLICY AND PROCEDURES

In accordance with Rule 206(4)-6 under the Advisers Act, as a registered investment adviser with voting authority over proxies for clients' securities, Edgewood must adopt policies and procedures reasonably designed to ensure that Edgewood votes proxies in the best interest of clients; discloses information to clients about those policies and procedures; and describe to clients how they may obtain information about how Edgewood has voted the clients' proxies.


As indicated below, Julianne Mulhall has been designated as the Proxy Officer and is primarily responsible for compliance with the Firm's proxy voting policies.

A. The SEC has indicated that a discretionary investment manager is required to exercise voting authority with respect to client securities, even if the investment advisory agreement is silent on this point, unless the client has specifically retained voting authority.

B. Where Edgewood has an obligation to vote, (1) the Proxy Officer will vote all stock, by proxy or in person, pursuant to Edgewood's Voting Guidelines,
     (2) a written record of such voting will be kept by Edgewood, and (3) Edgewood's Investment Committee (the "Committee") will supervise the voting of stock (subject to the review of Edgewood's Chief Compliance Officer and senior management) and will establish and maintain Voting Guidelines to carry out this function consistent with the foregoing principles. Edgewood may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Proxy Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

C. Edgewood will vote proxies in accordance with client instructions. In the absence of specific voting guidelines from the client or material conflicts, Edgewood will vote proxies in what it judges are the best interests of its client/shareholders.

D. The Committee has adopted general positions regarding selected proxy proposals that periodically are considered at annual meetings. Edgewood will generally vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock. Edgewood will generally vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

E. For other proposals not addressed in the following guidelines, the Committee shall determine whether a proposal is in the best interests of its clients. Decisions are made exclusively in accordance with the economic interests of the account. Except where required under the terms of the governing instrument, social interests are not among the criteria employed by the Committee. The Committee's opinion concerning the management and prospects of the

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     issuer may be taken into account, where appropriate, with special consideration given to the Master List issuers held in Edgewood's model portfolios. The Committee may take into account, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities, potential legal issues arising from the proposal, and the effect of the proposal on future prospects of the issuer), the makeup of the issuer's Board of Directors, including the number and quality of both management and non-management directors, the likelihood of a change in such makeup or quality of directors, the necessity of providing the directors with sufficient tools and flexibility to properly discharge their duties as directors, the desirability of providing directors with sufficient time to carefully consider any proposals made to the issuer that might significantly affect the result or nature of activities or ownership of the issuer, and the quality of communications from the corporation to its shareholders. In considering anti- takeover provisions, consideration may be given to whether or not the proposal is part of a package of anti-takeover proposals or whether other anti-takeover measures are already in place. Insufficient information or vague or ambiguous wording may indicate that a vote against a proposal is appropriate even though the Committee agrees with the principle of the proposal. Conversely, a vote in support of a well-principled proposal may be appropriate despite inferior format or ambiguity in language or provisions.

F. The Chief Compliance Officer will identify any conflicts that exist between the interests of Edgewood and its clients. This examination will include a review of the relationship of the firm with the issuer of each security to determine if the issuer is a client of Edgewood or has some other relationship with Edgewood or one of its clients.

G. If a material conflict exists, Edgewood will determine whether voting in accordance with the Voting Guidelines and factors described above is in the best interests of the client. The firm will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Edgewood determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the firm will give the ERISA client the opportunity to vote the proxies themselves, or Edgewood will engage a third party to vote the proxies involved.

H. Edgewood will disclose in its Form ADV Part 2 that clients may contact the Proxy Officer, Julianne Mulhall, via e-mail at JMULHALL@EDGEWOOD.COM or telephone at 212-652-9100 in order to obtain information on how Edgewood voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer;
     (2) the proposal voted upon and (3) how Edgewood voted the client's proxy.

I. A concise summary of these Proxy Voting Policies and Procedures will be included in Edgewood's Form ADV Part 2, and will be updated whenever these policies and procedures are changed.

J. The Proxy Officer will maintain records relating to Edgewood's proxy voting procedures. These may include electronic records. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the firm's offices. Edgewood will retain the following records:

     1) Edgewood's proxy voting policies and procedures, and any amendments thereto;

     2) Proxy statements received by Edgewood concerning securities held in Edgewood accounts, provided however that Edgewood may rely on retention in the SEC EDGAR system, the CDS SEDAR system or other publicly available electronic repository for those proxy statements that are so available;

     3)   A record of each vote that Edgewood casts;

     4) A copy of any document Edgewood created that was material to making a decision how to vote proxies, or that memorializes that decision; and

     5) A copy of each written client request for information on how Edgewood voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the firm voted its proxies.

K.   Proxy Voting Guidelines

     1) ELIMINATE PREEMPTIVE RIGHTS: GENERALLY IN FAVOR. Preemptive rights may result in a loss of financing flexibility and could prevent management from raising capital advantageously. There is potential for abuse if new equity securities are issued at a discount to the market price of existing securities. This may result in a transfer of value from existing to new shareholders. However, instances of abuse are unusual and there are expenses involved in issuing securities on a preemptive basis.

     2) INDEMNIFICATION OF DIRECTORS, I.E., LIMITING OR ELIMINATING LIABILITY FOR MONETARY DAMAGES FOR VIOLATING THE DUTY OF CARE: GENERALLY IN FAVOR. Indemnification is generally necessary to attract qualified Board nominees in a litigious corporate environment. Monetary liability generally is not eliminated or limited for any breach of duty of loyalty, acts or omissions not in good faith, and any transactions in which the director derived an improper personal benefit.

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     3) CUMULATIVE VOTING: GENERALLY OPPOSED. Cumulative voting may prevent the majority of shareholders from electing a majority of the Board. Cumulative voting requires fewer votes to obtain a Board seat. Therefore it promotes single interest representation on the Board, which may not represent the interest or concerns of all shareholders.

     4) EXECUTIVE STOCK OPTION PLANS: GENERALLY OPPOSED IF EXERCISE PRICE IS BELOW MARKET PRICE OR IF DILUTION UNDER THE PLAN WOULD BE GREATER THAN 10%, PARTICULARLY IF THE COMPANY IS MATURE OR EXECUTIVE COMPENSATION IS EXCESSIVE. For rapidly growing, cash-short issuers where executive salaries are reasonable may approve a plan where dilution exceeds 10%.

     5) SHAREHOLDER ACTION BY WRITTEN CONSENT: GENERALLY OPPOSED TO PROPOSALS TO RESTRICT OR PROHIBIT SHAREHOLDERS' ABILITY TO TAKE ACTION BY WRITTEN CONSENT. Shareholders may lose the ability to remove directors or initiate a shareholder resolution if they have to wait for the next scheduled meeting.

     6) SHAREHOLDER RIGHT TO CALL A SPECIAL MEETING: GENERALLY OPPOSED TO PROPOSALS TO ELIMINATE THE RIGHT OF SHAREHOLDERS TO CALL A SPECIAL MEETING OR TO REQUIRE THE PETITION OF MORE THAN 25% OF SHAREHOLDERS TO CALL A SPECIAL MEETING. Shareholders may lose the right to remove directors or initiate a shareholder resolution if they cannot take action until the next regularly scheduled meeting. This is especially troublesome if shareholders do not have the right to act by written consent.

     7) SUPER-MAJORITY VOTE REQUIREMENTS: GENERALLY OPPOSED TO PROPOSALS REQUIRING THAT A VOTE OF MORE THAN TWO-THIRDS BE REQUIRED TO AMEND ANY BYLAW OR CHARTER PROVISION, OR APPROVE A MERGER OR OTHER BUSINESS COMBINATION. Super-majority vote provisions may stifle bidder interest in the issuer and thereby devalue its stock.

     8) ANTI-GREENMAIL PROVISION: GENERALLY OPPOSED. Favor equal treatment for all shareholders, but anti-greenmail provisions may severely limit management's flexibility, for example, with respect to share repurchase programs or ability to issue shares such as General Motor's Class E and H with special features.

     9) APPROVAL OF POISON PILLS: GENERALLY IN FAVOR. However, Edgewood would generally be opposed when poison pills are utilized to prevent takeover bids that would be in the best interest of shareholders or when accompanied by super-majority requirements or inequitable voting provisions. Certain shareholder rights plans, however, protect the interest of shareholders by enabling the Board to respond in a considered manner to unsolicited bids.

     10) BLANK-CHECK PREFERRED STOCK: GENERALLY OPPOSED. Does provide in financing but also can be used as an entrenchment device. Can be used as a poison pill when distributed to stockholders with rights attached or can be issued with superior voting rights to friendly parties.

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     11) CLASSIFIED/STAGGERED BOARDS OF DIRECTORS -- GREATER-THAN-ANNUAL ELECTION OF DIRECTORS: GENERALLY OPPOSED. Classified Boards do provide stability and continuity; but, if someone wins proxy fights and replaces a third of the directors, because of the difficulties involved in running the issuer with a Board of Directors that is a third hostile and because the vote would be seen as a loss of confidence in management, the remaining directors might put the issuer up for sale or accommodate the wishes of the dissident group. A staggered Board could mean that a director who failed to attend meetings or who voted in favor of actions that were harmful to shareholders could not be removed for up to three years.

     12) MAJORITY VOTE ELECTION OF DIRECTORS: GENERALLY IN FAVOR. Permits removal of non-performing, unpopular or ineffective directors.

     13)  RECAPITALIZATION PLAN - ELIMINATE INEQUITABLE VOTING RIGHTS:
          GENERALLY IN FAVOR. Fair voting provisions are critical elements of shareholder ownership. One share = One vote structure promotes Management and Board accountability.

     14) ESTABLISH TERM LIMITS FOR DIRECTORS: GENERALLY OPPOSED. Experience and continuity in Board representation fosters acute and prudent oversight of Management.

     15) INCREASE REQUIRED NUMBER/PERCENTAGE OF INDEPENDENT AND/OR INDUSTRY-EXPERIENCED BOARD MEMBERS: GENERALLY IN FAVOR. Edgewood favors independent Compensation Committees and industry-experienced Board members to promote prudent management and effective Board oversight. Edgewood generally opposes arbitrary restrictions, percentages or minimum independent representation that may be impractical or potentially remove effective Board members. Anti-Trust statutes may inhibit recruitment of qualified, industry-experienced Board members. Comprehensive Board orientations can provide the requisite exposure to the business model.

     16) SEPARATION OF BOARD CHAIRMAN AND CEO ROLES: GENERALLY IN FAVOR. Separation of the primary Management (CEO) and Oversight (Board Chairman) roles promotes accountability and objective evaluation of performance.

     17) INCREASE DIRECTOR / SENIOR MANAGEMENT LIABILITY: GENERALLY OPPOSED. Management or Board liability in excess of legal or statutory requirements would disadvantage the company in attracting and retaining talented and qualified persons. Sarbanes-Oxley imposes mandatory penalties against the CEO and CFO pursuant to misstatements and omissions of material facts.

     18) CONFIDENTIAL VOTING: GENERALLY IN FAVOR. Confidential voting eliminates the opportunity for management to apply pressure to Institutional shareholders with which a business relationship exists. It should be noted that the Department of Labor's "Avon Letter" and the Department of Labor's investigation of proxy voting violations in 1988 might have lessened the need for confidential voting.

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     19) FAIR PRICE PROVISIONS: NO GENERAL POLICY. Generally opposed when accompanied by super-majority provision, i.e., a clause requiring a super majority shareholder vote to alter or repeal the fair price provision, in excess of two-thirds. Also generally opposed if the pricing formula is such that the price required is unreasonably high. Generally in favor if provisions are designed to prevent two-tier, front-end-loaded hostile tender offer; where no shareholder wants to get caught in the second tier, so that effectively all shareholders are coerced into accepting the offer.

     20) MANAGEMENT / BOARD COMPENSATION: GENERALLY OPPOSED TO EXCESSIVE, UNEARNED OR UNWARRANTED LEADERSHIP COMPENSATION. Generally in favor of establishing reasonable or standardized compensation practices. Generally in favor of compensation reflecting or contingent on achievement of challenging performance objectives. Generally in favor of guidelines reflecting compensation in comparable leadership roles and/or compensation to internal non-managerial employees. Generally in favor of compensation in the form of restricted stock and above market options that vest with performance and/or tenure. It would be difficult for an issuer to attract, retain and motivate top managers without competitive compensation packages. Shareholder approval is appropriate to deviate from guidelines.

     21) GOLDEN PARACHUTES: GENERALLY OPPOSED TO EXCESSIVE, UNEARNED OR UNWARRANTED LEADERSHIP SEVERANCE. GENERALLY IN FAVOR OF ESTABLISHING REASONABLE OR STANDARDIZED SEVERANCE PRACTICES. Generally in favor of severance calculations reflecting past/present annual compensation and performance. It would be difficult for an issuer considered likely to be taken over to attract and retain top managers without severance packages for involuntary termination or significant reduction in compensation, duties or relocation after a change in control. Shareholder approval is appropriate to deviate from guidelines.

     22) REINCORPORATION: GENERALLY IN FAVOR OF REINCORPORATION WITHIN THE UNITED STATES TO POTENTIALLY EXPLOIT FAVORABLE REGULATORY OR TAX TREATMENT OR ENVIRONMENTAL CONDITIONS. Generally opposed to reincorporation outside of the United States. Should examine whether change of state of incorporation would increase the capacity of management to resist hostile takeovers.

     23) "Say on Pay": GENERALLY IN FAVOR OF SAY ON PAY, SAY ON FREQUENCY AND SAY ON GOLDEN PARACHUTE ISSUES. In support of annual advisory shareholder votes and in support of management compensation not deemed excessive.

The following proposals are GENERALLY APPROVED:

     1)   Election of management's nominees for Directors;

     2)   Appointment of Auditors;

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     3)   Change in the date or location of annual meetings;

     4) For investment companies, continuation of company management, investment advisers or distribution contracts;

     5) Transaction of such other business as may properly come before the meeting;

     6)   Receiving and/or approving financial reports;

     7)   Indemnification of Directors;

     8)   Change of control provisions;

     9)   Stock splits and stock dividends;

     10) Equity & Incentive Plans (Including, but not limited to: Stock Incentive Plans, Restricted Stock Plans, Management Stock Ownership Plans, Senior Executive Incentive Plans, Employee Stock Purchase Plans, Long-Term Incentive Plans, Performance Incentive Plans, Non-Employee Directors Stock Compensation Plans, Share Purchase & Option Plans);

     11)  Authority to issue additional debt;

     12)  Change in the number of authorized common shares;

     13)  Corporate name change;

     14)  Change in investment company agreements with advisers;

     15) Stock option plans, unless exercise price is less than the market price at the time of the grant or excessive dilution would occur under the plan;

     16)  Removal of a Director only for cause;

     17)  Recoup unearned management bonuses;

     18)  Waiver of preemptive rights;

     19) Fair pricing amendments unless accompanied by a super-majority provision in excess of two-thirds;

     20)  Equal access proposals;

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     21)  Technical amendments to by-laws or charters;

     22)  Share repurchases; and

     23)  Spin-offs.

The following proposals are GENERALLY OPPOSED:

     1)   Creation of a second class of stock with unequal voting rights;

     2) Fair pricing provisions when accompanied by a super-majority provision in excess of two-thirds;

     3) Amendment to bylaws by Board of Directors without shareholder approval;

     4) Elimination of shareholder right to call a special meeting or requiring more than 25 % of shareholders to call a special meeting;

     5)   Elimination of shareholder action by written consent;

     6)   "Stakeholder" proposals;

     7)   Loans or guarantees of loans to Officers and Directors;

     8)   Super-majority provisions in excess of two-thirds;

     9)   A greater vote requirement to repeal a provision than to adopt it;

     10)  Permit cumulative voting; and

     11) Preparation of reports concerning social issues (Including, but not limited to: Employment Diversity, Equitable Compensation, Employment Discrimination, Environmental Impact, Biodiversity Impact, Climate Change Science, Toxic Substances, Human Rights, Social Responsibility, Labor Ethics, Foreign Relationships/Arrangements, Animal Testing, Regulatory & Litigation Risk, Political Contributions/Affiliations, Regional/Geographical Issues, or Diseases).

When the Committee decides to vote against a proposal that is generally approved or to vote in favor of a proposal that is generally opposed, the reason for the exception will be recorded.

There is NO GENERAL POLICY with respect to mergers or other combinations, such proposals will be evaluated on a case-by-case basis.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(b) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(c) Not Applicable.

(d)(1)(i) Investment Advisory Agreement, dated May 3, 1995, between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(d)(1)(ii) Amended and Restated Schedule, dated May 19, 1998, to the Investment Advisory Agreement, dated May 3, 1995, between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(1)(iii) Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(1)(iv) Amended Schedule A, dated May 13, 2014, to the Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(1)(v) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(d)(1)(v) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(vi) Amended Schedule A to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit
(d)(12) of Post-Effective Amendment No. 127 to the

Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10- 000392 on September 3, 2010.

(d)(1)(vii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(viii) Amended Schedule A, dated August 30, 2016, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(1)(viii) of Post-Effective Amendment No. 267 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001529 on August 26, 2016.

(d)(1)(ix) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(x) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit
(d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(xi) Investment Advisory Agreement, dated August 8, 2008, between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(d)(1)(xii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(1)(xiii) Amendment and Revised Schedule A, dated June 1, 2010, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Thompson, Siegel & Walmsley LLC (formerly, Thompson, Siegel & Walmsley, Inc.) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(1)(xiv) Investment Advisory Agreement, dated May 28, 2004, between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(d)(1)(xv) Investment Advisory Agreement, dated December 16, 2005, between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(d)(1)(xvi) Amended Schedule to the Investment Advisory Agreement, dated December 16, 2005, between the Registrant and Westwood Management Corp., to be filed by amendment.

(d)(1)(xvii) Investment Advisory Agreement, dated February 27, 2006, between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(d)(1)(xviii) Investment Advisory Agreement, dated March 10, 2010, between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(d)(1)(xix) Investment Advisory Agreement, dated March 24, 2011, between the Registrant and AlphaOne Investment Services, LLC is incorporated herein by reference to exhibit (d)(35) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xx) Investment Advisory Agreement, dated June 20, 2011, between the Registrant and Loomis, Sayles & Company, L.P. is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xxi) Investment Advisory Agreement, dated December 19, 2011, between the Registrant and CBRE Clarion Securities LLC is filed herewith.

(d)(1)(xxii) Revised Schedule A, dated May 15, 2013, to the Investment Advisory Agreement between the Registrant and CBRE Clarion Securities LLC is incorporated herein by reference to exhibit (d)(40) of Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000354 on June 28, 2013.

(d)(1)(xxiii) Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(d)(1)(xxiv) Investment Advisory Agreement, dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc. is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(1)(xxv) Amended Schedule A to the Investment Advisory Agreement, dated February 3, 2012, between the Trust and Thomson Horstmann & Bryant, Inc. is incorporated herein by reference to exhibit (d)(49) of Post-Effective Amendment No. 225 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(d)(1)(xxvi) Investment Advisory Agreement, dated May 1, 2014, between the Registrant and Cornerstone Advisors, Inc. is incorporated herein by reference to exhibit (d)(1)(xxviii) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xxvii) Amended Schedule A, dated August 30, 2016, to the Investment Advisory Agreement, dated May 1, 2014, between the Registrant and Cornerstone Advisors, Inc. is incorporated herein by reference to exhibit (d)(1)(xxvii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(d)(1)(xxviii) Investment Advisory Agreement, dated January 31, 2013, between the Registrant and Harvest Global Investments Limited is incorporated herein by reference to exhibit (d)(1)(xxix) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xxix) Investment Advisory Agreement, dated September 3, 2013, between the Registrant and AT Investment Advisers, Inc. (formerly, Stein Roe Investment Counsel, Inc.) is incorporated herein by reference to exhibit (d)(1)(xxx) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(1)(xxx) Investment Advisory Agreement, dated July 3, 2013, between the Registrant and Fayez Sarofim & Co. is incorporated herein by reference to exhibit (d)(74) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(d)(2)(i) Investment Sub-Advisory Agreement, dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(2)(ii) Amended Schedule A, dated November 17, 2014, to the Investment Sub-Advisory Agreement, dated December 27, 2011, between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 248 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000803 on December 29, 2014.

(d)(2)(iii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Parametric Portfolio Associates LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(ii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(iv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and LSV Asset Management, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(iii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(v) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Harris Associates L.P., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(iv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(vi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Thornburg Investment Management, Inc., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(v) of Post-Effective Amendment No. 239 to the

Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(vii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Marsico Capital Management, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(vi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(viii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Cramer Rosenthal McGlynn LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(viii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(ix) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Fairpointe Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(ix) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(x) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Phocas Financial Corporation, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(x) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Allianz Global Investors Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Acadian Asset Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xiii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Driehaus Capital Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xiii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xiv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and OFI SteelPath, Inc., relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)(2)(xiv) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xv) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit

(d)(2)(xvi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xvi) Amended Schedule A, dated December 15, 2014, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xvii) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(d)(2)(xvii) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xvii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xviii) Amendment, dated September 1, 2016, to the Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xviii) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(d)(2)(xix) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and BlackRock Financial Management, LLC, relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(2)(xviii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xx) Investment Sub-Advisory Agreement, dated September 5, 2014, between Cornerstone Advisors, Inc. and Numeric Investors, LLC, relating to the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xx) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(d)(2)(xxi) Investment Sub-Advisory Agreement, dated May 1, 2014, between Cornerstone Advisors, Inc. and Strategic Income Management, LLC, relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit (d)(2)(xx) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxii) Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and AJO, LP, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit
(d)(2)(xxi) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxiii) Amended Schedule A, dated August 31, 2015, to the Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and AJO, LP, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xxiii) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(d)(2)(xxiv) Investment Sub-Advisory Agreement, dated June 3, 2014, between Cornerstone Advisors, Inc. and Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(2)(xxii) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(d)(2)(xxv) Investment Sub-Advisory Agreement, dated January 15, 2016, between Cornerstone Advisors, Inc. and Robert W. Baird & Co. Incorporated, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xxv) of Post-Effective Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(d)(2)(xxvi) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Franklin Advisers, Inc., relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxvi) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(d)(2)(xxvii) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Loomis, Sayles & Company, L.P., relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxvii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(d)(2)(xxviii) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Metropolitan West Asset Management LLC, relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxviii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(d)(2)(xxix) Investment Sub-Advisory Agreement, dated August 24, 2016, between Cornerstone Advisors, Inc. and Prime Advisors, Inc., relating to the Cornerstone Advisors Core Plus Bond Fund, is incorporated herein by reference to exhibit (d)(2)(xxix) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(d)(3)(i) Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(ii) Amended Schedule A, dated May 13, 2014, to the Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(3)(ii) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(d)(3)(iii) Amended and Restated Expense Limitation Agreement, dated September 1, 2016, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(3)(iii) of Post-Effective Amendment No. 268 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(d)(3)(iv) Amended and Restated Expense Limitation Agreement, dated February 23, 2016, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Funds, is incorporated herein by reference to exhibit (d)(3)(vi) of Post-Effective Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(d)(3)(v) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Haverford Investment Management, Inc., relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit
(d)(25) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(vi) Amended and Restated Expense Limitation Agreement, dated February 10, 2015, between the Registrant and Westwood Management Corp., relating to the Westwood Funds, is incorporated herein by reference to exhibit (d)(3)(ix) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(d)(3)(vii) Amended Schedule A to the Amended and Restated Expense Limitation Agreement, dated February 10, 2015, between the Registrant and Westwood Management Corp., relating to the Westwood Funds, to be filed by amendment.

(d)(3)(viii) Amended and Restated Expense Limitation Agreement between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund, to be filed by amendment.

(d)(3)(ix) Expense Limitation Agreement, dated March 31, 2010, between the Registrant and Sands Capital Management, LLC, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(x) Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Small Cap Opportunities Fund, is incorporated herein by reference to exhibit
(d)(43) of Post-Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.

(d)(3)(xi) Expense Limitation Agreement, dated December 15, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(xii) Amended and Restated Expense Limitation Agreement, dated May 14, 2013, between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Funds, is incorporated herein by reference to exhibit (d)(41) of Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000354 on June 28, 2013.

(d)(3)(xiii) Amended and Restated Expense Limitation Agreement, dated April 30, 2013, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 210 to the

Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000257 on April 30, 2013.

(d)(3)(xiv) Expense Limitation Agreement, dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(d)(3)(xv) Amended Schedule A to the Expense Limitation Agreement, dated March 28, 2012, between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(50) of Post-Effective Amendment No. 225 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000589 on October 9, 2013.

(d)(3)(xvi) Expense Limitation Agreement, dated January 31, 2013, between the Registrant and Harvest Global Investments Limited, relating to the Harvest Funds, is incorporated herein by reference to exhibit (d)(3)(xix) of Post-Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(d)(3)(xvii) Expense Limitation Agreement, dated February 23, 2016, between the Registrant and AT Investment Advisers, Inc., relating to the AT Funds, is incorporated herein by reference to exhibit (d)(3)(xix) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(d)(3)(xviii) Expense Limitation Agreement, effective as of July 3, 2013, between the Registrant and Fayez Sarofim & Co., relating to the Sarofim Equity Fund, is incorporated herein by reference to exhibit (d)(75) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(e)(1)(i) Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(1)(i) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(e)(1)(ii) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(e)(2)(i) Revised Form of Amended Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co., dated October 2007, is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not applicable.

(g)(1)(i) Amended and Restated Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(i) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(g)(1)(ii) Amendment, dated November 6, 2013, to the Amended and Restated Custody Agreement dated February 12, 2013 between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(ii) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(g)(2)(i) Custodian Agreement, dated June 26, 2001, between the Registrant and MUFG Union Bank, N.A. (formerly, Union Bank of California, N.A.) is incorporated herein by reference to exhibit (g)(2)(i) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(2)(ii) Amended Appendix B, dated June 1, 2016, to the Custodian Agreement, dated June 26, 2001, between the Registrant and MUFG Union Bank, N.A. (formerly, Union Bank of California, N.A.) is incorporated herein by reference to exhibit (g)(2)(ii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(3)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(i) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(3)(ii) Amendment, dated May 12, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(ii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(3)(iii) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(g)(3)(iv) Amendment, dated August 25, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iv) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(h)(1)(i) Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(h)(1)(ii) Amendment, dated June 11, 2014, relating to the LSV Funds, to the Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1)(ii) of Post-

Effective Amendment No. 236 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(h)(1)(iii) Amendment, dated May 18, 2016, to the Administration Agreement, dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1)(iii) of Post-Effective Amendment No. 268 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1,
2016.

(h)(2)(i) Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(h)(2)(ii) AML Delegation Amendment, dated May 20, 2003, to the Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
(h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(2)(iii) Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(h)(2)(iv) Amendment, dated April 1, 2009, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(2)(vi) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(h)(2)(v) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(h)(2)(vi) Amendment, dated November 13, 2013, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(h)(2)(vii) Transfer Agency Services Agreement between the Registrant and Atlantic Shareholder Services, LLC, to be filed by amendment.

(h)(2)(viii) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(2)(ix) Amendment to the Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(3)(i) Shareholder Services Plan is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(h)(3)(ii) Amended Exhibit A to the Shareholder Services Plan is filed herewith.

(i) Not Applicable.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1)(i) Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(1)(ii) Schedule A, as last amended May 13, 2014, to the Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(1)(ii) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(m)(2)(i) Distribution Plan, dated September 17, 2002, relating to Investor Shares of the Rice Hall James SMID Cap Portfolio (formerly, Rice Hall James Mid Cap Portfolio), is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.

(m)(2)(ii) Amended Schedule A, dated November 13, 2007, to the Distribution Plan, dated September 17, 2002, relating to Investor Shares of the Rice Hall James SMID Cap Portfolio (formerly, Rice Hall James Mid Cap Portfolio), is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(n)(2) Schedule M and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the LSV Funds, is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 235 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000403 on June 10, 2014.

(n)(3) Amended and Restated Schedule B and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(n)(4) Amended and Restated Schedule D and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Westwood Funds, is incorporated herein by reference to exhibit (n)(1)(iv) of Post-Effective Amendment No. 254 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000298 on April 20, 2015.

(n)(5) Schedule N and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 268 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(n)(6) Amended and Restated Schedule C and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Edgewood Growth Fund, is filed herewith.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics, dated November 2007, is incorporated herein by reference to exhibit (p)(1) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15,
2007.

(p)(2) LSV Asset Management Revised Code of Ethics, dated September 25, 2015, is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(3) Cambiar Investors, LLC Revised Code of Ethics, dated April 1, 2016, is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 267 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001529 on August 26, 2016.

(p)(4) Investment Counselors of Maryland, LLC Revised Code of Ethics, dated November 2015, is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(5) C.S. McKee, LLP Revised Code of Ethics, dated April 18, 2013, is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(6) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics, dated June 1, 2014, is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(7) First Manhattan Co. Revised Code of Ethics, dated December 2006, is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(8) Haverford Investment Management, Inc. Revised Code of Ethics, dated July 2012, is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(9) Rice Hall James & Associates, LLC Revised Code of Ethics, dated January 2015, is filed herewith.

(p)(10) Acadian Asset Management LLC Revised Code of Ethics, dated January 2016, is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 272 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(p)(11) Westwood Management Corp. Revised Code of Ethics, dated July 28, 2015, is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(12) Edgewood Management LLC Revised Code of Ethics, dated October 1, 2015, is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(13) Sands Capital Management, LLC Revised Code of Ethics, dated January 2016, is filed herewith.

(p)(14) AlphaOne Investment Services, LLC Code of Ethics, dated May 1, 2011, is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(p)(15) Loomis, Sayles & Company L.P. Revised Code of Ethics, dated August 11, 2016, is filed herewith.

(p)(16) CBRE Clarion Securities LLC Revised Code of Ethics, dated January 2014, is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(17) SKY Harbor Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(p)(18) Hamlin Capital Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(p)(19) Thomson Horstmann & Bryant, Inc. Revised Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(20) SEI Investments Distribution Co. Code of Ethics, dated September 1, 2015, is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(21) Cornerstone Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(27) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(22) Parametric Portfolio Associates LLC Code of Ethics, dated May 3, 2012, is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(23) Harris Associates L.P. Revised Code of Ethics, dated September 21, 2016, is filed herewith.

(p)(24) Thornburg Investment Management Inc. Revised Code of Ethics, dated March 2016, is filed herewith.

(p)(25) Marsico Capital Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(26) Cramer Rosenthal McGlynn LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(27) Fairpointe Capital LLC Revised Code of Ethics, dated 2015, is incorporated herein by reference to exhibit (p)(27) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(28) Phocas Financial Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(35) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(29) Allianz Global Investors Capital LLC Code of Ethics, dated May 5, 2014, is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 252 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(p)(30) Driehaus Capital Management LLC Revised Code of Ethics, dated June 15, 2015, is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(31) OFI SteelPath, Inc. Revised Code of Ethics, dated May 26, 2016, is filed herewith.

(p)(32) ClariVest Asset Management LLC Revised Code of Ethics is filed herewith.

(p)(33) Kayne Anderson Capital Advisors, L.P. Revised Code of Ethics is filed herewith.

(p)(34) BlackRock Financial Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(35) Harvest Global Investments Limited Revised Code of Ethics, dated October 2015, is incorporated herein by reference to exhibit (p)(36) of Post-Effective Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(p)(36) AT Investment Advisers, Inc. Code of Ethics, dated March 31, 2010, is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 221 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000503 on September 4, 2013.

(p)(37) Fayez Sarofim & Co. Code of Ethics, dated October 27, 2014, is incorporated herein by reference to exhibit (p)(38) of Post-Effective Amendment No. 255 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000328 on April 30, 2015.

(p)(38) SEI Investments Global Funds Services Code of Ethics, dated February 2015, is incorporated herein by reference to exhibit (p)(39) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(39) Numeric Investors LLC Revised Code of Ethics, dated August 2014, is incorporated herein by reference to exhibit (p)(40) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(40) Strategic Income Management, LLC Code of Ethics, dated March 2013, is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(p)(41) AJO, LP Code of Ethics, dated January 2, 2009, is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(p)(42) Wells Fargo Portfolio Risk Advisors, a Division of Structured Asset Investors, LLC Code of Ethics, dated April 2014, is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 239 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000551 on August 28, 2014.

(p)(43) Robert W. Baird & Co. Incorporated Code of Ethics, dated November 30, 2015, is incorporated herein by reference to exhibit (p)(44) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(p)(44) Franklin Advisers, Inc. Code of Ethics, dated May 1, 2013, is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(p)(45) Metropolitan West Asset Management LLC Code of Ethics is incorporated herein by reference to exhibit (p)(46) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(p)(46) Prime Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(47) of Post-Effective Amendment No. 266 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(q)(1) Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, William M. Doran, John K. Darr, George J. Sullivan, Jr., Mitchell A. Johnson, Bruce Speca and Joseph T. Grause are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 212 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000327 on June 18, 2013.

(q)(2) Power of Attorney for Mr. Stephen Connors is incorporated herein by reference to exhibit (q)(2) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Acadian is 260 Franklin Street, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS ADDRESS OF    CONNECTION WITH OTHER
  INVESTMENT ADVISER                   OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------
John Chisholm, Executive    Acadian Asset Management (UK) Ltd         Affiliated Directorships
Vice President, CIO,        110 Cannon Street, 4th Floor
Member of Board of          London EC4N 6EU
Managers                    United Kingdom
                            ------------------------------------------------------------------------
                            Acadian Asset Management (Australia)      Affiliated Directorships
                            Ltd
                            20 Martin Place
                            Level 9, Suite 3
                            Sydney, NSW 2000
                            Australia
----------------------------------------------------------------------------------------------------
Churchill Franklin, CEO,    Acadian Asset Management (Australia)      Affiliated Directorships
Member of Board of          Ltd
Managers                    20 Martin Place
                            Level 9, Suite 3
                            Sydney, NSW 2000
                            Australia
                            ------------------------------------------------------------------------
                            Acadian Asset Management (UK) Ltd         Affiliated Directorships
                            110 Cannon Street, 4th Floor
                            London EC4N 6EU
                            United Kingdom
                            ------------------------------------------------------------------------
                            Acadian Cayman Limited G.P.               Affiliated Directorships
                            Maples Corporate Services Limited
                            PO Box 309
                            Ugland House
                            Grand Cayman, KY1-1104
                            Cayman Islands
----------------------------------------------------------------------------------------------------
Ronald Frashure, Chairman   Acadian Asset Management (Singapore)      Affiliated Directorships
of the Board of Managers    Pte Ltd
                            8 Shenton Way, #37-02
                            Singapore 068811
----------------------------------------------------------------------------------------------------


                                      C-18


                            ------------------------------------------
                            Acadian Cayman Limited G.P.
                            Maples Corporate Services Limited
                            PO Box 309
                            Ugland House
                            Grand Cayman, KY1-1104
                            Cayman Islands
----------------------------------------------------------------------------------------------------
Mark Minichiello, Executive Acadian Asset Management (UK) Ltd         Affiliated Directorships
Vice President, COO,        110 Cannon Street, 4th Floor
Treasurer, Secretary,       London EC4N 6EU
Member of Board of          United Kingdom
Managers                    ------------------------------------------------------------------------
                            Acadian Asset Management (Australia)      Affiliated Directorships
                            Ltd
                            20 Martin Place
                            Level 9, Suite 3
                            Sydney, NSW 2000
                            Australia
                            ------------------------------------------------------------------------
                            Acadian Asset Management (Singapore)      Affiliated Directorships
                            Pte Ltd
                            8 Shenton Way, #37-02
                            Singapore 068811
                            ------------------------------------------------------------------------
                            Acadian Asset Management (Japan)          Affiliated Directorships
                            Marunouchi Trust Tower Main
                            1-8-3 Marunouchi, Chiyoda-ku
                            Tokyo 100-0005
                            Japan
----------------------------------------------------------------------------------------------------
Ross Dowd, Executive Vice   Acadian Asset Management (UK) Ltd         Affiliated Directorships
President, Head of Client   110 Cannon Street, 4th Floor
Service, Member of Board    London EC4N 6EU
of Managers                 United Kingdom
                            ------------------------------------------------------------------------
                            Acadian Cayman Limited G.P.               Affiliated Directorships
                            Maples Corporate Services Limited
                            PO Box 309
                            Ugland House
                            Grand Cayman, KY1-1104
                            Cayman Islands
                            ------------------------------------------------------------------------
                            Acadian Asset Management                  Affiliated Directorships
                            (Australia) Ltd
                            20 Martin Place
                            Level 9, Suite 3
                            Sydney, NSW 2000
                            Australia
                            ------------------------------------------------------------------------
                            Acadian Asset Management (Singapore)      Affiliated Directorships
                            Pte Ltd
                            8 Shenton Way, #37-02
                            Singapore 068811
----------------------------------------------------------------------------------------------------

                                      C-19


                            ------------------------------------------------------------------------
                            Acadian Asset Management (Japan)          Affiliated Directorships
                            Marunouchi Trust Tower Main
                            1-8-3 Marunouchi, Chiyoda-ku
                            Tokyo 100-0005
                            Japan
----------------------------------------------------------------------------------------------------
Linda Gibson, Member of     Executive Vice President and Head of      Affiliated Directorships
Board of Managers           Global Distribution -- OM Asset
                            Management PLC (a public company
                            traded on the NYSE);
                            5TH Floor Millennium Bridge House
                            2 Lambeth Hill
                            London
                            United Kingdom
                            EC4V 4GG
                            ------------------------------------------------------------------------
                            Director, Executive Vice President and    Affiliated Directorships
                            Head of Global Distribution -- OMAM Inc.
                            (f/k/a Old Mutual (US) Holdings Inc.) (a
                            holding company);
                            200 Clarendon Street, 53rd Floor
                            Boston, MA 02116
                            ----------------------------------------- ------------------------------
                            Acadian Asset Management LLC (an          Affiliated Directorships
                            investment advisor);
                            260 Franklin Street
                            Boston, MA 02110
                            ----------------------------------------- ------------------------------
                            Barrow, Hanley, Mewhinney & Strauss,      Affiliated Directorships
                            LLC (an investment advisor);
                            JPMorgan Chase Tower
                            2200 Ross Avenue, 31st Floor
                            Dallas, TX 75201
                            ----------------------------------------- ------------------------------
                            OMAM (HFL) Inc. (f/k/a Old Mutual         Affiliated Directorships
                            (HFL) Inc.) (a holding company for
                            Heitman affiliated financial services
                            firms);
                            200 Clarendon Street, 53rd Floor
                            Boston, MA 02116
                            ----------------------------------------- ------------------------------
                            OMAM International Ltd. (f/k/a Old        Affiliated Directorships
                            Mutual Asset Management International,
                            Ltd.) (an investment advisor);
                            Millenium Bridge House
                            2 Lambeth Hill
                            London
                            England
                            EC4V 4GG
----------------------------------------------------------------------------------------------------
Christopher Hadley,         Executive Vice President and Chief        Affiliated Directorships
Member of Board of          Talent Officer -- OM Asset Management
Managers                    PLC (a public company traded on the
                            NYSE); 5TH Floor Millennium Bridge House
                            2 Lambeth Hill
                            London
                            United Kingdom
                            EC4V 4GG
----------------------------------------------------------------------------------------------------

                                      C-20



                            ------------------------------------------------------------------------
                            Executive Vice President and Chief        Affiliated Directorships
                            Talent Officer -- OMAM Inc. (f/k/a
                            Old Mutual (US) Holdings Inc.)
                            (a holding company);
                            200 Clarendon Street, 53rd Floor
                            Boston, MA 02116
                            ------------------------------------------------------------------------
                            Acadian Asset Management LLC (an          Affiliated Directorships
                            investment advisor)
                            260 Franklin Street
                            Boston, MA 02110
------------------------ ---------------------------------------------------------------------------
Aidan Riordan, Member of    Executive Vice President, Head of         Affiliated Directorships
Board of Managers           Affiliate Management - OM Asset
                            Management PLC (a public company
                            traded on the NYSE);
                            5TH Floor Millennium Bridge House
                            2 Lambeth Hill
                            London
                            United Kingdom
                            EC4V 4GG
                            ------------------------------------------------------------------------
                            Executive Vice President, Head of         Affiliated Directorships
                            Affiliate Management -- OMAM Inc.
                            (f/k/a Old Mutual (US) Holdings Inc.)
                            (a holding company);
                            200 Clarendon Street, 53rd Floor
                            Boston, MA 02116
                            ------------------------------------------------------------------------
                            Acadian Asset Management LLC (an          Affiliated Directorships
                            investment advisor);
                            260 Franklin Street
                            Boston, MA 02110
                            ------------------------------------------------------------------------
                            Barrow, Hanley, Mewhinney & Strauss,      Affiliated Directorships
                            LLC (an investment advisor);
                            JPMorgan Chase Tower
                            2200 Ross Avenue, 31st Floor
                            Dallas, TX 75201
                            ------------------------------------------------------------------------
                            Campbell Global, LLC (an investment       Affiliated Directorships
                            advisor)
                            One South West Columbia, Suite 1720
                            Portland, OR 97258
                            ------------------------------------------------------------------------
                            Copper Rock Capital Partners LLC (an      Affiliated Directorships
                            investment advisor);
                            200 Clarendon Street, 51st Floor
                            Boston, MA 02116
                            ------------------------------------------------------------------------
                            OMAM (HFL) Inc. (f/k/a Old Mutual         Affiliated Directorships
                            (HFL) Inc.) (a holding company for
                            Heitman affiliated financial services
                            firms);
                            200 Clarendon Street, 53rd Floor
                            Boston, MA 02116
                            ------------------------------------------------------------------------
                            Investment Counselors of Maryland, LLC    Affiliated Directorships
                            (an investment advisor);
                            300 East Lombard Street, Suite 810
                            Baltimore, MD 21202
----------------------------------------------------------------------------------------------------

                                      C-21


                            ------------------------------------------------------------------------
                            Thompson, Siegel & Walmsley LLC (an       Affiliated Directorships
                            investment advisor)
                            6806 Paragon Pl., Ste. 300
                            Richmond, VA 23230
----------------------------------------------------------------------------------------------------
Stephen Belgrad, Member of  Executive Vice President and Chief        Affiliated Directorships
Board of Managers           Financial Officer - OM Asset Management
                            PLC (a public company traded on the
                            NYSE);
                            5TH Floor Millennium Bridge House
                            2 Lambeth Hill
                            London
                            United Kingdom
                            EC4V 4GG
                            ------------------------------------------------------------------------
                            Director, Executive Vice President and    Affiliated Directorships
                            Chief Financial Officer -- OMAM Inc.
                            (f/k/a Old Mutual (US) Holdings Inc.) (a
                            holding company);
                            200 Clarendon Street, 53rd Floor
                            Boston, MA 02116
                            ------------------------------------------------------------------------
                            Acadian Asset Management LLC (an          Affiliated Directorships
                            investment advisor);
                            260 Franklin Street
                            Boston, MA 02110
                            ------------------------------------------------------------------------
                            OMAM International Ltd. (f/k/a Old        Affiliated Directorships
                            Mutual Asset Management International,
                            Ltd.) (an investment advisor)
                            Millenium Bridge House
                            2 Lambeth Hill
                            London
                            England
                            EC4V 4GG
----------------------------------------------------------------------------------------------------

AJO, LP
AJO, LP ("AJO") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and October 31, 2015.

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS ADDRESS OF    CONNECTION WITH OTHER
  INVESTMENT ADVISER                       OTHER COMPANY                       COMPANY
----------------------------------------------------------------------------------------------
                                   RV Capital
         Arup Datta                Royal Group Building
Principal, Portfolio Manager       Unit 15-05                                 Director
                                   3 Phillip Street
                                   Singapore 048693
----------------------------------------------------------------------------------------------

ALLIANZ GLOBAL INVESTORS U.S. LLC
Allianz Global Investors U.S. LLC ("AllianzGI US") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of AllianzGI US is 1633 Broadway, New York, New York 10019. AllianzGI US is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH              NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
 INVESTMENT ADVISER                   ADDRESS OF OTHER COMPANY                 COMPANY
-------------------------------------------------------------------------------------------------------
Douglas Eu                         Allianz Global Investors           Managing Director, Chief
                                   Holdings LLC                       Executive Officer,
                                   1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
Julian Sluyters, Member,           Allianz Global Investors           Managing Director, Chief
Executive Committee Allianz        Holdings LLC                       Operating Officer
Global Investors U.S.              1633 Broadway
Holdings LLC                       New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors           Managing Director
                                   Distributors LLC
                                   1633 Broadway
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors Fund      Chairman-Management Board
                                   Management LLC
                                   1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
John Carroll, Member, Executive    Allianz Global Investors           Managing Director, Head of
Committee Allianz Global           Holdings LLC                       Retail Distribution, Member-
Investors U.S. Holdings LLC        1633 Broadway                      Operating Committee
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors           Managing Director, Chief
                                   Distributors LLC                   Executive Officer, Head of Retail
                                   1633 Broadway                      Distribution US
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors Fund      Member--Management Board
                                   Management LLC
                                   1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
Barbara Claussen, Member,          Allianz Global Investors           Managing Director, Chief
Executive Committee Allianz        Holdings LLC                       Administrative Officer, Member-
Global Investors U.S. Holdings     1633 Broadway                      Operating Committee
LLC                                New York, NY 10019
                                   --------------------------------------------------------------------
                                   NFJ Investment Group LLC           Managing Director
                                   2100 Ross Ave, Suite 700
                                   Dallas, TX 75201
-------------------------------------------------------------------------------------------------------
Benno Fischer, Member,             NFJ Investment Group LLC           Managing Director, Chief
Executive Committee Allianz        2100 Ross Ave, Suite 700           Investment Officer
Global Investors U.S. Holdings     Dallas, TX 75201
LLC
-------------------------------------------------------------------------------------------------------
Douglas Forsyth, Member,           Allianz Global Investors           Chief Investment Officer Fixed
Executive Committee Allianz        Holdings LLC                       Income US
Global Investors U.S. Holdings     1633 Broadway
LLC                                New York, NY 10019
-------------------------------------------------------------------------------------------------------
Jill Lohrfink, Member, Executive   Allianz Global Investors           Managing Director, Head of
Committee Allianz Global           Holdings LLC                       Institutional--North America
Investors U.S. Holdings LLC        1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
Scott Migliori, Member,            Allianz Global Investors           Managing Director, Chief
Executive Committee Allianz        Holdings LLC                       Investment Officer Equity US
Global Investors U.S. Holdings     1633 Broadway
LLC                                New York, NY 10019
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Herold Rohweder, Member,           Allianz Global Investors           Managing Director, Global Chief
Executive Committee Allianz        Holdings LLC                       Investment Officer Multi-Asset
Global Investors U.S. Holdings     1633 Broadway
LLC                                New York, NY 10019
-------------------------------------------------------------------------------------------------------
Susan King, Member, Executive      Allianz Global Investors           Managing Director, Chief
Committee Allianz Global           Holdings LLC                       Marketing Officer U.S.
Investors U.S. Holdings LLC        1633 Broadway
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   NFJ Investment Group LLC           Managing Director, Chief
                                   2100 Ross Ave, Suite 700           Marketing Officer U.S.
                                   Dallas, TX 75201
                                   --------------------------------------------------------------------
                                   Allianz Global Investors Fund      Managing Director, Chief
                                   Management LLC                     Marketing Officer U.S.
                                   1633 Broadway
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors           Managing Director, Chief
                                   Distributors LLC                   Marketing Officer U.S.
                                   1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
David Jobson, Member,              Allianz Global Investors           Managing Director, Head of
Executive Committee Allianz        Holdings LLC                       Product Management and Strategy
Global Investors U.S. Holdings     1633 Broadway
LLC                                New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors Fund      Member--Management Board
                                   Management LLC
                                   1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
Erin Bengtson-Olivieri, Member,    Allianz Global Investors           Managing Director, Chief
Executive Committee Allianz        Holdings LLC                       Financial Officer
Global Investors U.S. Holdings     1633 Broadway
LLC, Chief Financial Officer       New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors           Managing Director
                                   Distributors LLC
                                   1633 Broadway
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors Fund      Member - Management Board,
                                   Management LLC                     Managing Director, Chief
                                   1633 Broadway                      Financial Officer
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------
                                   NFJ Investment Group LLC           Managing Director, Chief
                                   2100 Ross Ave, Suite 700           Financial Officer
                                   Dallas, TX 75201
-------------------------------------------------------------------------------------------------------
Peter Bonanno, Chief Legal         Allianz Global Investors Capital   Director
Officer, Allianz Global Investors  Limited (UK)
U.S. LLC (as of December 1, 2014)  353 Strand, London, WC2R 0HS
                                   --------------------------------------------------------------------
                                   Allianz Global Investors           Managing Director
                                   Distributors LLC
                                   1633 Broadway
                                   New York, NY 10019
                                   --------------------------------------------------------------------
                                   Allianz Global Investors           Managing Director, General
                                   Holdings LLC                       Counsel, Secretary, Secretary of
                                   1633 Broadway                      Executive Committee and
                                   New York, NY 10019                 Secretary of Operating
                                                                      Committee
                                   --------------------------------------------------------------------
                                   NFJ Investment Group LLC           Managing Director, Chief Legal
                                   2100 Ross Ave, Suite 700           Officer
                                   Dallas, TX 75201
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Paul Koo, Chief Compliance         Allianz Global Investors           Director, Deputy Head of U.S.
Officer                            Holdings LLC                       Compliance
                                   1633 Broadway
                                   New York, NY 10019
-------------------------------------------------------------------------------------------------------

ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Opportunities Fund. The principal address of AlphaOne is 789 E. Lancaster Avenue, Suite 120, Villanova, Pennsylvania 19085. AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-----------------------------------------------------------------------------------------
 NAME AND POSITION WITH         NAME AND PRINCIPAL BUSINESS         CONNECTION WITH OTHER
   INVESTMENT ADVISER             ADDRESS OF OTHER COMPANY                COMPANY
-----------------------------------------------------------------------------------------
Paul Hondros, President       IntrustNet Insurance Services, LLC         Chairman
and CEO                       7 Whippoorwill Rd.
                              Armonk, NY 10504
-----------------------------------------------------------------------------------------

AT INVESTMENT ADVISERS, INC.
AT Investment Advisers, Inc. ("AT") serves as the investment adviser for the AT Disciplined Equity Fund, AT Income Opportunities Fund and AT Mid Cap Equity Fund. The principal address of AT is One South Wacker Drive, Suite 3500, Chicago, Illinois 60606. AT is an investment adviser registered with the SEC under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-----------------------------------------------------------------------------------
    NAME AND POSITION          NAME AND PRINCIPAL BUSINESS        CONNECTION WITH
WITH INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY           OTHER COMPANY
-----------------------------------------------------------------------------------
Dan Brown, CFO                  CIBC World Markets Corp.             Employee
                                425 Lexington Ave.
                                5th Floor
                                New York, NY 10017
-----------------------------------------------------------------------------------

BLACKROCK FINANCIAL MANAGEMENT, LLC
BlackRock Financial Management, LLC ("BlackRock") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of BlackRock is 55 East 52nd Street, New York, New York 10055. BlackRock is an investment adviser registered under the Investment Advisers Act of 1940.

The information required by this Item 31 with respect to each director, officer or partner of BlackRock for the fiscal years ended October 31, 2014 and 2015 is incorporated herein by reference to Form ADV filed by BlackRock with the SEC.

CAMBIAR INVESTORS, LLC
Cambiar Investors, LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Unconstrained Equity Fund, the Cambiar SMID Fund, the Cambiar Global Equity Fund and the Cambiar International Small

Cap Fund. The principal address of Cambiar is 200 Columbine Street, Suite 800, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended April 30, 2015 and 2016, no director, officer or partner of Cambiar engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

CBRE CLARION SECURITIES LLC
CBRE Clarion Securities LLC ("CBRE Clarion") serves as the investment adviser for the CBRE Clarion Long/Short Fund and the CBRE Clarion Global Infrastructure Value Fund. The principal address of CBRE Clarion is 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087. CBRE Clarion is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-----------------------------------------------------------------------------------------------
 NAME AND POSITION WITH         NAME AND PRINCIPAL BUSINESS           CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY              COMPANY
-----------------------------------------------------------------------------------------------
T. Ritson Ferguson              CBRE Clarion Global Real Estate       Interested Trustee
Chief Executive Officer         Income Fund (IGR)
and Co-Chief Investment         c/o 201 King of Prussia Road, Suite
Officer                         600, Radnor, PA 19087
-----------------------------------------------------------------------------------------------
Jarrett B. Kling                HC Capital Trust                      Trustee
Managing Director -- Sales      300 Barr Harbor Dr, Suite 500
and Marketing                   West Conshohocken, PA 19428
                                ---------------------------------------------------------------
                                Boys and Girls Clubs of America       National Trustee
                                1275 Peachtree Street NE
                                Atlanta, GA 30309-3506
-----------------------------------------------------------------------------------------------
William Zitelli                 CBRE Clarion Global Real Estate       Chief Compliance Officer
General Counsel                 Income Fund (IGR)
                                c/o 201 King of Prussia Road, Suite
                                600, Radnor, PA 19087
-----------------------------------------------------------------------------------------------
Jonathan Blome                  CBRE Clarion Global Real Estate       Chief Financial Officer
Chief Financial Officer         Income Fund (IGR)
                                c/o 201 King of Prussia Road, Suite
                                600, Radnor, PA 19087
-----------------------------------------------------------------------------------------------

CLARIVEST ASSET MANAGEMENT LLC
ClariVest Asset Management LLC ("ClariVest") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund. The principal address of ClariVest is 3611 Valley Centre Drive, Suite 100, San Diego, California 92130. ClariVest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-----------------------------------------------------------------------------------------------
NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS        CONNECTION WITH OTHER
INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY           COMPANY
-----------------------------------------------------------------------------------------------
Richard Rossi             Eagle Asset Management Inc.        Director, President, Co-Chief
Manager                   880 Carillon Parkway               Operating Officer
                          St Petersburg, FL 33716
                          ---------------------------------------------------------------------
                          Carillon Tower Advisers            President, Co-Chief Operating
                          880 Carillon Parkway               Officer
                          St. Petersburg, Florida 33716
                          ---------------------------------------------------------------------
                          ClariVest Asset Management LLC     Manager
                          3611 Valley Centre Drive
                          Suite 100
                          San Diego, CA 92130
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS        CONNECTION WITH OTHER
INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY           COMPANY
-----------------------------------------------------------------------------------------------
J. Cooper Abbott          Eagle Asset Management Inc.        Director, Executive Vice President
Manager                   880 Carillon Parkway               - Investments, Co-Chief Operating
                          St Petersburg, FL 33716            Officer
                          ---------------------------------------------------------------------
                          Carillon Tower Advisers            Co-Chief Operating Officer
                          880 Carillon Parkway
                          St. Petersburg, Florida 33716
                          ---------------------------------------------------------------------
                          ClariVest Asset Management LLC     Manager
                          3611 Valley Centre Drive
                          Suite 100
                          San Diego, CA 92130
-----------------------------------------------------------------------------------------------
Courtland James           Eagle Asset Management Inc.        Vice President, Business
Manager                   880 Carillon Parkway               Development
                          St Petersburg, FL 33716
                          ---------------------------------------------------------------------
                          Carillon Tower Advisers            Director
                          880 Carillon Parkway
                          St. Petersburg, Florida 33716
                          ---------------------------------------------------------------------
                          ClariVest Asset Management LLC     Manager
                          3611 Valley Centre Drive
                          Suite 100
                          San Diego, CA 92130
-----------------------------------------------------------------------------------------------

CORNERSTONE ADVISORS, INC.
Cornerstone Advisors, Inc. ("Cornerstone") serves as the investment adviser for the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund, and Cornerstone Advisors Core Plus Bond Fund. The principal address of Cornerstone is 225 108th Avenue NE, Suite 400, Bellevue, Washington 98004-5782. Cornerstone is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

---------------------------------------------------------------------------------------
 NAME AND POSITION WITH       NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
   INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY                COMPANY
---------------------------------------------------------------------------------------
William Savoy             BSquare                               Director
Director / Shareholder    110 -- 110th Avenue NE, Suite 200
                          Bellevue, WA 98004
                          -------------------------------------------------------------
                          Friends of Youth                      Director
---------------------------------------------------------------------------------------
Anne Farrell              Seattle Foundation                    President Emeritus
Director                  1200 -- 5th Avenue, Suite 1300
                          Seattle, WA 98101
                          -------------------------------------------------------------
                          Seattle University                    Trustee Emeritus
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 NAME AND POSITION WITH       NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
   INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY                COMPANY
---------------------------------------------------------------------------------------
                          Delta Dental of Washington            Director
                          -------------------------------------------------------------
                          KCTS Channel 9 Public Television      Board Chairwoman
                          -------------------------------------------------------------
                          National Assoc. of Corporate          Directors
                          Directors
---------------------------------------------------------------------------------------
Greg Collins              Parker Smith & Feek (PS&F)            President/CEO
Director                  2233 112th Ave NE
                          Bellevue, WA 98004
                          -------------------------------------------------------------
                          Overlake Medical Center               Board Chairman
                          -------------------------------------------------------------
                          Seattle Metropolitan Chamber of       Director
                          Commerce
---------------------------------------------------------------------------------------

CRAMER ROSENTHAL MCGLYNN LLC
Cramer Rosenthal McGlynn LLC ("CRM") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of CRM is 520 Madison Avenue, 20th Floor, New York, New York 10022. CRM is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of CRM engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

--------------------------------------------------------------------------------
 NAME AND POSITION WITH     NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
  INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY           COMPANY
--------------------------------------------------------------------------------
Gregory M. Melvin          Dartmouth Capital, Inc.             President
Chief Investment Officer   750 Stonegate Drive
                           Wexford, PA 15090
--------------------------------------------------------------------------------
Michael J. Donnelly        Blue Devil Capital                  President
                           2051 Murdstone Rd.
                           Pittsburgh, PA 15241
--------------------------------------------------------------------------------

DRIEHAUS CAPITAL MANAGEMENT LLC
Driehaus Capital Management LLC ("Driehaus") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Driehaus is 25 East Erie Street, Chicago, Illinois 60611-2703. Driehaus is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-----------------------------------------------------------------------------------------------
   NAME AND POSITION WITH                                            CONNECTION WITH OTHER
    INVESTMENT ADVISER              NAME OF OTHER COMPANY                   COMPANY
-----------------------------------------------------------------------------------------------
Richard H. Driehaus              Driehaus Capital Holdings     Chairman
Chairman and Chief Investment    LLLPo
Officer                          --------------------------------------------------------------
                                 Driehaus Mutual Fundsoo       Trustee
                                 --------------------------------------------------------------
                                 Driehaus Securities LLCooo    Chairman
-----------------------------------------------------------------------------------------------
Robert H. Gordon                 Driehaus Capital Holdings     President and Chief Executive
President and Chief Executive    LLLPo                         Officer
Officer                          --------------------------------------------------------------
                                 Driehaus Mutual Fundsoo       President
                                 --------------------------------------------------------------
                                 Driehaus Securities LLCooo    President and Chief Executive
                                                               Officer
-----------------------------------------------------------------------------------------------
Janet L. McWilliams              Driehaus Capital Holdings     Senior Vice President and
Managing Director, Secretary     LLLPo                         Secretary
and General Counsel              --------------------------------------------------------------
                                 Driehaus Mutual Fundsoo       Chief Legal Officer and Assistant
                                                               Vice President
                                 --------------------------------------------------------------
                                 Driehaus Securities LLCooo    Managing Director, Secretary
                                                               and General Counsel
-----------------------------------------------------------------------------------------------
Michelle L. Cahoon               Driehaus Capital Holdings     Vice President, Treasurer and
Managing Director, Treasurer     LLLPo                         Chief Financial Officer
and Chief Financial Officer      --------------------------------------------------------------
                                 Driehaus Mutual Fundsoo       Vice President and Treasurer
                                 --------------------------------------------------------------
                                 Driehaus Securities LLCooo    Managing Director, Treasurer
                                                               and Chief Financial Officer
-----------------------------------------------------------------------------------------------
Stephen T. Weber                 Driehaus Securities LLCooo    Managing Director, Sales and
Managing Director, Sales and                                   Relationship Management
Relationship Management
-----------------------------------------------------------------------------------------------
Thomas M. Seftenberg             Driehaus Securities LLCooo    Managing Director, Relationship
Managing Director, Relationship                                Management and Marketing
Management and Marketing
-----------------------------------------------------------------------------------------------
Michael R. Shoemaker             Driehaus Mutual Fundsoo       Chief Compliance Officer and
Assistant Vice President and                                   Assistant Vice President
Chief Compliance Officer         --------------------------------------------------------------
                                 Driehaus Securities LLCooo    Assistant Vice President and
                                                               Chief Compliance Officer
-----------------------------------------------------------------------------------------------
Michael P. Kailus                Driehaus Mutual Fundsoo       Assistant Secretary and Anti-
Assistant Secretary                                            Money Laundering Compliance
                                                               Officer
                                 --------------------------------------------------------------
                                 Driehaus Securities LLCooo    Assistant Secretary
-----------------------------------------------------------------------------------------------

o Driehaus Capital Holdings LLLP, located at 25 East Erie Street, Chicago, IL 60611, is a holding company and is the majority owner of Driehaus Capital Management LLC and Driehaus Securities LLC.

oo Driehaus Mutual Funds, located at 25 East Erie Street, Chicago, IL 60611, is an open-end management investment company registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940.

ooo Driehaus Securities LLC, located at 25 East Erie Street, Chicago, IL 60611, is a limited-purpose broker-dealer registered with the Financial Industry Regulatory Authority ("FINRA") and the U.S. Securities and Exchange
Commission.

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 535 Madison Avenue, 15th Floor, New York, New York 10022. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Edgewood engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

FAIRPOINTE CAPITAL LLC
Fairpointe Capital LLC ("Fairpointe") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Fairpointe is One North Franklin Street, Suite 3300, Chicago, Illinois 60606-2401. Fairpointe is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Fairpointe engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

FAYEZ SAROFIM & CO.
Fayez Sarofim & Co. ("Fayez Sarofim") serves as the investment adviser for the Sarofim Equity Fund. The principal address of Fayez Sarofim is 2907 Two Houston Center, 909 Fannin Street, Houston, Texas 77010. Fayez Sarofim is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2014 and 2015.

-----------------------------------------------------------------------------------------------------
                                                  NAME AND PRINCIPAL
                                                 BUSINESS ADDRESS OF        CONNECTION WITH OTHER
NAME AND POSITION WITH INVESTMENT ADVISER           OTHER COMPANY                   COMPANY
-----------------------------------------------------------------------------------------------------
                                                Sarofim Trust Co.          Chairman
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim Realty Advisors    Chairman and Director
                                                Co.
                                                8115 Preston Road
                                                Suite 400
                                                Dallas, TX 75225
                                                -----------------------------------------------------
Fayez Sarofim                                   Sarofim International      Chairman, Chief
Chairman, Chief Executive Officer, Chief        Management Company         Executive Officer, Chief
Investment Officer and Director (2014);         Two Houston Center         Investment Officer and
Chairman, Co-Chief Investment Officer and       Suite 2907                 Director
Director (2015)                                 Houston, TX 77010
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Chairman, Chief
                                                Two Houston Center         Executive Officer and
                                                Suite 2907                 Director
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Kinder Morgan, Inc.        Director
                                                500 Dallas
                                                Suite 1000
                                                Houston, TX 77002
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Christopher B. Sarofim                          Kemper Corporation         Director
Vice Chairman                                   One East Wacker Drive
                                                Chicago, IL 60601
                                                -----------------------------------------------------
                                                Sarofim Trust Co.          Vice Chairman
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim International      Vice Chairman and
                                                Management Company         President
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Director, Vice Chairman
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------
Raye G. White                                   Sarofim Trust Co.          President, Chief
Executive Vice President, Secretary,            Two Houston Center         Executive Officer,
Treasurer, Chief Compliance Officer             Suite 2907                 Treasurer and Director
and Director                                    Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim International      Executive Vice
                                                Management Company         President, Secretary,
                                                Two Houston Center         Treasurer and Director
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim Realty Advisors    Secretary, Treasurer and
                                                Co.                        Director
                                                8115 Preston Road
                                                Suite 400
                                                Dallas, TX 75225
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Executive Vice
                                                Two Houston Center         President, Secretary,
                                                Suite 2907                 Treasurer and Director
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------
William Gentry Lee, Jr., CFA                    Sarofim Trust Co.          Senior Vice President
President (2014); Chief Executive Officer,      Two Houston Center
Co-Chief Investment Officer and Director        Suite 2907
(2015)                                          Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim International      Senior Vice President
                                                Management Company
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim Realty Advisors    Senior Vice President
                                                Co.
                                                8115 Preston Road
                                                Suite 400
                                                Dallas, TX 75225
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Director, President
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------
Ralph B. Thomas, CFA                            Sarofim Trust Co.          Senior Vice President
Senior Vice President                           Two Houston Center         and Director
                                                Suite 2907
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                Sarofim International      Senior Vice President
                                                Management Company
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Senior Vice President
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------
Charles E. Sheedy, CFA                          Sarofim Trust Co.          Senior Vice President
Senior Vice President                           Two Houston Center         and Director
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim Realty Advisors    Vice Chairman
                                                Co.
                                                8115 Preston Road
                                                Suite 400
                                                Dallas, TX 75225
                                                -----------------------------------------------------
                                                Sarofim International      Senior Vice President
                                                Management Company
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Senior Vice President
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------
Alan R. Christensen, CFA                        Sarofim Trust Co.          Vice President and Chief
Vice President and Chief Operating Officer      Two Houston Center         Operating Officer
(2014); President and Head of Investment Risk   Suite 2907                 (2014); Vice President
(2015)                                          Houston, TX 77010          (2015)
                                                -----------------------------------------------------
                                                Sarofim International      Vice President and Chief
                                                Management Company         Operating Officer
                                                Two Houston Center         (2014); Vice President
                                                Suite 2907                 (2015)
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Vice President and Chief
                                                Two Houston Center         Operating Officer
                                                Suite 2907                 (2014); Vice President
                                                Houston, TX 77010          (2015)
-----------------------------------------------------------------------------------------------------
Daniel S. Crumrine                              Sarofim Trust Co.          Vice President, Chief
Vice President, Chief Financial Officer and     Two Houston Center         Financial Officer,
Deputy Chief Compliance Officer                 Suite 2907                 Secretary and Director
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                Sarofim Realty Advisors    Vice President and Chief
                                                Co.                        Financial Officer
                                                8115 Preston Road
                                                Suite 400
                                                Dallas, TX 75225
                                                -----------------------------------------------------
                                                Sarofim International      Vice President and Chief
                                                Management Company         Financial Officer
                                                Two Houston Center
                                                Suite 2907
                                                Houston, TX 77010
                                                -----------------------------------------------------
                                                The Sarofim Group, Inc.    Vice President and Chief
                                                Two Houston Center         Financial Officer
                                                Suite 2907
                                                Houston, TX 77010
-----------------------------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 399 Park Avenue, New York, New York 10022-7001. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

------------------------------------------------------------------------------------------
  NAME AND POSITION WITH                                           CONNECTION WITH OTHER
    INVESTMENT ADVISER          NAME OF OTHER COMPANY                    COMPANY
------------------------------------------------------------------------------------------
David S. Gottesman, Senior     Berkshire Hathaway, Inc.         Member, Board of Directors
Managing Director              3555 Farnam Street
                               Omaha, NE 68131
------------------------------------------------------------------------------------------
Arthur J. Stainman, Senior     Ark Restaurants Corp.            Member, Board of Directors
Managing Director              85 Fifth Avenue, 14th Floor
                               New York, NY 10003
------------------------------------------------------------------------------------------

FRANKLIN ADVISERS, INC.
Franklin Advisers, Inc. ("Franklin Advisers") serves as an investment sub-adviser for the Cornerstone Advisors Core Plus Bond Fund. The principal address of Franklin Advisers is One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Franklin Advisers engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

HAMLIN CAPITAL MANAGEMENT, LLC
Hamlin Capital Management, LLC ("Hamlin") serves as the investment adviser for the Hamlin High Dividend Equity Fund. The principal address of Hamlin is 640 Fifth Avenue, 6th Floor, New York, New York 10019. Hamlin is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2014 and 2015.

-------------------------------------------------------------------------------------
 NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY              COMPANY
-------------------------------------------------------------------------------------
 Mark Stitzer -- Managing     Hamlin Capital Advisors, LLC             Owner
 Partner                      5550 West Executive Drive,
                              Suite 540
                              Tampa, FL 33609
                              -------------------------------------------------------
                              Hamlin-Crest GP, LLC                     Owner
                              640 Fifth Avenue, 6th Floor
                              New York, NY 10019
-------------------------------------------------------------------------------------
Joseph Bridy -- Partner &     Hamlin Capital Advisors, LLC             Owner
Fixed Income Portfolio        5550 West Executive Drive,
Manager                       Suite 540
                              Tampa, FL 33609
                              -------------------------------------------------------
                              Hamlin-Crest GP, LLC                     Owner
                              640 Fifth Avenue, 6th Floor
                              New York, NY 10019
-------------------------------------------------------------------------------------
Chris D'Agnes -- Partner      Hamlin Capital Advisors, LLC             Owner
& Equity Portfolio            5550 West Executive Drive,
Manager                       Suite 540
                              Tampa, FL 33609
                              -------------------------------------------------------
                              Hamlin-Crest GP, LLC                     Owner
                              640 Fifth Avenue, 6th Floor
                              New York, NY 10019
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
 NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY              COMPANY
-------------------------------------------------------------------------------------
Charlie Garland -- Partner    Hamlin Capital Advisors, LLC             Owner
and Equity Portfolio          5550 West Executive Drive,
Manager                       Suite 540
                              Tampa, FL 33609
                              -------------------------------------------------------
                              Hamlin-Crest GP, LLC                     Owner
                              640 Fifth Avenue, 6th Floor
                              New York, NY 10019
-------------------------------------------------------------------------------------
Deborah Finegan -- Partner    Hamlin Capital Advisors, LLC             Owner
& Chief Operating Officer     5550 West Executive Drive,
                              Suite 540
                              Tampa, FL 33609
                              -------------------------------------------------------
                              Hamlin-Crest GP, LLC                     Owner
                              640 Fifth Avenue, 6th Floor
                              New York, NY 10019
-------------------------------------------------------------------------------------

HARRIS ASSOCIATES L.P.
Harris Associates L.P. ("Harris") is a registered investment adviser under the Investment Advisers Act of 1940. Harris serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The directors and executive officers of Harris, or Harris Associates, Inc. ("HAI"), its general partner, have had as their sole business, profession, vocation or employment during the past two years only their duties as executive officers/employees of Harris; Harris' ultimate parent company, Natixis Global Asset Management ("NGAM"); HAI; Harris Associates Investment Trust ("HAIT"), a U.S. registered investment company consisting of the seven Oakmark Funds for which Harris serves as the advisor and sponsor; and/or Harris Associates Securities L.P. ("HASLP"), an affiliated limited-purpose broker-dealer of which Harris is a limited partner. The business address of Harris, HAI, HAIT and HASLP is 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-------------------------------------------------------------------------------------------------
  NAME AND POSITION WITH                                          CONNECTION WITH OTHER
    INVESTMENT ADVISER             NAME OF OTHER COMPANY                 COMPANY
-------------------------------------------------------------------------------------------------
Robert M. Levy                     HAI                          Director, Chairman and Chief
Chairman, Chief Investment                                      Investment Officer, U.S. Equity
Officer, U.S. Equity and           --------------------------------------------------------------
Portfolio Manager                  HAIT                         Executive Vice President
                                   --------------------------------------------------------------
                                   HASLP                        Chairman
-------------------------------------------------------------------------------------------------
Kristi L. Rowsell                  HAI                          Director and President
President                          --------------------------------------------------------------
                                   HAIT                         Trustee and President
                                   --------------------------------------------------------------
                                   HASLP                        President
-------------------------------------------------------------------------------------------------
Thomas E. Herman                   HAI                          Chief Financial Officer and
Chief Financial Officer and                                     Treasurer
Treasurer                          --------------------------------------------------------------
                                   HAIT                         Principal Financial Officer
                                   --------------------------------------------------------------
                                   HASLP                        Chief Financial Officer and
                                                                Treasurer
-------------------------------------------------------------------------------------------------
David G. Herro                     HAI                          Director, Deputy Chairman, since
Deputy Chairman, Chief                                          2015, and Chief Investment
Investment Officer,                                             Officer, International Equity
International Equity, Portfolio    --------------------------------------------------------------
Manager and Analyst                HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Global Select
                                                                Fund, Oakmark International
                                                                Fund and Oakmark International
                                                                Small Cap Fund)
-------------------------------------------------------------------------------------------------
Anthony P. Coniaris                HAI                          Director, Co-Chief Executive
Co-Chief Executive Officer,                                     Officer, since 2015
Portfolio Manager and Analyst      --------------------------------------------------------------
                                   HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Select Fund)
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Kevin G. Grant                     HAI                          Director, Co-Chief Executive
Co-Chief Executive Officer,                                     Officer, since 2015
Portfolio Manager and Analyst      --------------------------------------------------------------
                                   HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Fund)
-------------------------------------------------------------------------------------------------
Colin P. McFarland                 HAI                          Chief Compliance Officer
Chief Compliance Officer
-------------------------------------------------------------------------------------------------
Clyde S. McGregor                  HAI                          Vice President
Vice President and Portfolio       --------------------------------------------------------------
Manager                            HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Equity and
                                                                Income Fund and Oakmark
                                                                Global Fund)
-------------------------------------------------------------------------------------------------
Thomas W. Murray                   HAI                          Vice President and Director of
Vice President, Director of U.S.                                U.S. Research
Research, Portfolio Manager        --------------------------------------------------------------
and Analyst                        HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Select Fund)
-------------------------------------------------------------------------------------------------
William C. Nygren                  HAI                          Vice President
Vice President, Portfolio          --------------------------------------------------------------
Manager and Analyst                HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Fund,
                                                                Oakmark Select Fund and
                                                                Oakmark Global Select Fund)
-------------------------------------------------------------------------------------------------
Janet L. Reali                     HAI                          Director, Vice President, General
Vice President, General                                         Counsel and Secretary
Counsel and Secretary              --------------------------------------------------------------
                                   HAIT                         Vice President, Secretary and
                                                                Chief Legal Officer
                                   --------------------------------------------------------------
                                   HASLP                        General Counsel,Chief
                                                                Compliance Officer, Anti-Money
                                                                Laundering Officer and Secretary
-------------------------------------------------------------------------------------------------
Robert A. Taylor                   HAI                          Vice President and Director of
Vice President, Director of                                     International Research
International Research,            --------------------------------------------------------------
Portfolio Manager and Analyst      HAIT                         Vice President and Portfolio
                                                                Manager (Oakmark Global Fund
                                                                and Oakmark International Fund)
-------------------------------------------------------------------------------------------------
Michael L. Manelli                 HAI                          Vice President
Vice President, Portfolio          --------------------------------------------------------------
Manager and Analyst                HAIT                         Vice President and Portfolio
                                                                Manager (Oakmont International
                                                                Small Cap Fund)
-------------------------------------------------------------------------------------------------
Pierre Servant                     HAI                          Director
                                   --------------------------------------------------------------
                                   Natixis Global Asset         Chief Executive Officer and
                                   Management                   Member of Executive Committee
                                   21 quai d'Austerlitz 75013
                                   Paris, France
-------------------------------------------------------------------------------------------------
John Hailer                        HAI                          Director
                                   --------------------------------------------------------------
                                   Natixis Global Asset         President and Chief Executive
                                   Management LLC               Officer
                                   399 Boylston Street
                                   Boston, MA 02116
-------------------------------------------------------------------------------------------------

HARVEST GLOBAL INVESTMENTS LIMITED
Harvest Global Investments Limited ("Harvest") serves as the investment adviser for the Harvest Funds China All Assets and the Harvest Funds Intermediate Bond. The principal address of Harvest is 31/F One Exchange Square, 8 Connaught Place, Central Hong Kong. Harvest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2014 and 2015.

--------------------------------------------------------------------------------
NAME AND POSITION WITH         NAME AND PRINCIPAL          CONNECTION WITH OTHER
  INVESTMENT ADVISER       BUSINESS ADDRESS OF OTHER             COMPANY
                                   COMPANY
--------------------------------------------------------------------------------
Zhao Xuejun              Harvest Capital Management        Director
Director                 Co Limited
                         8/F, China Resources
                         Building, No.8, Jianguomen
                         Beidajie, Beijing, China
                         -------------------------------------------------------
                         Harvest Wealth Management         Director
                         Co., Ltd
                         Unit 4606-10, Shanghai Two
                         ifc, 8 Century Avenue,
                         Pudong New Area, Shanghai
                         P.R.C
                         -------------------------------------------------------
                         Harvest Real Estate               Director
                         Investments (Cayman)
                         Limited
                         190 Elgin Avenue, George
                         Town Grand Cayman KY1-
                         9005, Cayman Islands
                         -------------------------------------------------------
                         Harvest Real Estate               Director
                         Investment (HK) Limited
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
                         -------------------------------------------------------
                         Harvest Seven Stars Media         Director
                         Private Equity Group Limited
                         13/F, Gloucester Tower, The
                         Landmark, 15 Queen's Road,
                         Central, HK
                         -------------------------------------------------------
                         Harvest Hedge Investments         Director
                         Limited
                         International Corporation
                         Services Ltd, P.O. box 472,
                         Harbour Place, 2nd Floor,
                         103 South Church Street,
                         George Town, Grand
                         Cayman, Cayman Islands
                         KY1-1106
                         -------------------------------------------------------
                         Harvest Hedge Greater China       Director
                         Long-short Fund
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
                         -------------------------------------------------------

                         -------------------------------------------------------
                         Harvest Hedge Greater China       Director
                         Long-short Seed Fund
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
                         -------------------------------------------------------
                         Harvest Hedge Greater China       Director
                         Long-short US Fund
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
                         -------------------------------------------------------
                         Harvest Hedge Greater China       Director
                         Long-short Offshore Fund
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
                         -------------------------------------------------------
                         Harvest Capital International     Director
                         (Cayman) Limited
                         190 Elgin Avenue, George
                         Town
                         Grand Cayman KY1-9005
                         Cayman Islands
                         -------------------------------------------------------
                         Harvest Capital International     Director
                         (Hong Kong) Limited
                         701, 7/F, Tower 2,
                         Silvercord, 30 Canton Road,
                         Tsim Sha Tsui, Kowloon,
                         Hong Kong
                         -------------------------------------------------------
                         igoldenbeta Network               Director
                         Technology (Cayman)
                         Limited
                         190 Elgin Avenue, George
                         Town, Grand Cayman KY1-
                         9005, Cayman Islands
                         -------------------------------------------------------
                         iGoldenbeta Securities            Director
                         Company Limited
                         31/F, Jardine House, 1
                         Connaught Place, Central,
                         Hong Kong
--------------------------------------------------------------------------------
Choy Peng Wah            Harvest USA Incorporation         Director
Director                 160 Greentree Drive, Suite
                         101, City of Dover 19904,
                         Country of Kent, State of
                         Delaware.
                         -------------------------------------------------------

                         -------------------------------------------------------
                         HGI (USA) Holding LLC             Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) Investments LLC         Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) LLC                     Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         Harvest Global Investments        Director
                         (UK) Limited
                         5th Floor, 6 St. Andrew
                         Street,
                         London, EC4A 3AE
                         -------------------------------------------------------
                         Harvest Alternative               Director
                         Investment Group Limited
                         P.O. Box 957, Offshore
                         Incorporations Centre, Road
                         Town, Tortola, British Virgin
                         Islands
--------------------------------------------------------------------------------
Li Ming                  Harvest Capital Management        Director
Director                 Co Limited
                         8/F, China Resources
                         Building, No.8, Jianguomen
                         Beidajie, Beijing
--------------------------------------------------------------------------------
 Wang Wei                Harvest Capital Management        Chief Risk Officer,
 Director                Co Limited                        Director
                         8/F, China Resources
                         Building, No.8, Jianguomen
                         Beidajie, Beijing
                         -------------------------------------------------------
                         Harvest Alternative               Director
                         Investment Group Limited
                         Offshore Incorporations
                         Centre, Road Town, Tortola,
                         British Virgin Islands
                         -------------------------------------------------------
                         Harvest Alternative               Director
                         Investments (HK) Limited
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
                         -------------------------------------------------------
                         Harvest Capital International     Director
                         (Cayman) Limited
                         190 Elgin Avenue, George
                         Town
                         Grand Cayman KY1-9005
                         Cayman Islands
                         -------------------------------------------------------

                         -------------------------------------------------------
                         Harvest Capital International     Director
                         (Hong Kong) Limited
                         701, 7/F, Tower 2, Silvercord,
                         30 Canton Road, Tsim Sha
                         Tsui, Kowloon, Hong Kong
--------------------------------------------------------------------------------
Sun Chen                 Harvest USA Incorporation         Director
Director                 160 Greentree Drive, Suite
                         101, City of Dover 19904,
                         Country of Kent, State of
                         Delaware
                         -------------------------------------------------------
                         HGI (USA) Holding LLC             Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) Investments LLC         Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) LLC                     Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         Harvest Global Investments        Director
                         (UK) Limited
                         5th Floor, 6 St. Andrew
                         Street,
                         London, EC4A 3AE
                         -------------------------------------------------------
                         Harvest Alternative               Director
                         Investments (HK) Limited
                         31/F, One Exchange Square,
                         8 Connaught Place, Central,
                         Hong Kong
--------------------------------------------------------------------------------
Kerry Chow               Harvest USA Incorporation         Director
Employee                 160 Greentree Drive, Suite
                         101, City of Dover 19904,
                         Country of Kent, State of
                         Delaware.
                         -------------------------------------------------------
                         HGI (USA) Holding LLC             Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) Investments LLC         Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------

                         -------------------------------------------------------
                         HGI (USA) LLC                     Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         Harvest Global Investments        Director
                         (UK) Limited
                         5th Floor, 6 St. Andrew
                         Street,
                         London, EC4A 3AE
--------------------------------------------------------------------------------
David Tong               Harvest USA Incorporation         Director
Employee                 160 Greentree Drive, Suite
                         101, City of Dover 19904,
                         Country of Kent, State of
                         Delaware.
                         -------------------------------------------------------
                         HGI (USA) Holding LLC             Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) Investments LLC         Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
                         -------------------------------------------------------
                         HGI (USA) LLC                     Director
                         708 Third Avenue
                         Sixth Floor
                         New York, NY 10017
--------------------------------------------------------------------------------
Thomas Kwan              DKJ Company Limited               Director
Employee                 Flat E, 11/F, Block 4, Nam
                         Fu Estate, Quarry Bay, HK
--------------------------------------------------------------------------------

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
  INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  COMPANY
----------------------------------------------------------------------------------------------
George W. Connell           The Haverford Trust Company        Vice Chairman & Indirect Owner
Vice Chairman & Owner       3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   Vice Chairman & Indirect Owner
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
  INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  COMPANY
----------------------------------------------------------------------------------------------
                            Drexel Morgan & Co.                CEO, President & Owner
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Drexel Morgan Capital Advisers,    Director, Indirect Owner
                            Inc.
                            3 Radnor Corporate Center,
                            Suite 305
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Red Wing Management II, LLC        Indirect Owner
                            3 Radnor Corporate Center,
                            Suite 305
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
Joseph J. McLaughlin        The Haverford Trust Company        Chairman & CEO
Chairman, CEO & President   3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   Registered Representative
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
Binney H. C. Wietlisbach    The Haverford Trust Company        President, Director & Secretary
Executive Vice President    3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   CEO & President
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
Henry B. Smith              The Haverford Trust Company        Vice President, CIO & Director
Vice President and CIO      3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   Registered Representative
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
David Brune                 The Haverford Trust Company        Vice President
Vice President              3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
  INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  COMPANY
----------------------------------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   Registered Representative
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
John H. Donaldson           The Haverford Trust Company        Vice President
Vice President              3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
Timothy A. Hoyle            The Haverford Trust Company        Vice President
Vice President              3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   Registered Representative
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
Jeffrey M. Bagley           The Haverford Trust Company        Vice President
Vice President              3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------
MarieElena V. Ness          The Haverford Trust Company        VP & Chief Compliance Officer
Chief Compliance Officer    3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   VP & Chief Compliance Officer
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Drexel Morgan & Co.                VP & Chief Compliance Officer
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Regulatory Compliance Assistance,  Sole Member
                            LLC
----------------------------------------------------------------------------------------------
Paul S. Rovner              The Haverford Trust Company        VP, CFO, & Assistant Secretary
Chief Financial Officer &   3 Radnor Corporate Center,
Treasurer                   Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Haverford Trust Securities, Inc.   VP & CFO
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS          CONNECTION WITH OTHER
  INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY                  COMPANY
----------------------------------------------------------------------------------------------
                            Drexel Morgan & Co.                VP & Secretary
                            3 Radnor Corporate Center,
                            Suite 450
                            Radnor, PA 19087
                            ------------------------------------------------------------------
                            Drexel Morgan Capital Advisers,    VP & CFO
                            Inc.
                            3 Radnor Corporate Center,
                            Suite 305
                            Radnor, PA 19087
----------------------------------------------------------------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 300 East Lombard Street, Suite 810, Baltimore, Maryland 21202. ICM is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of ICM engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee."

KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Kayne Anderson Capital Advisors, L.P. ("KACALP") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of KACALP is 1800 Avenue of the Stars, Third Floor, Los Angeles, California 90067. KACALP is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, the KACALP portfolio manager responsible for the management of the Cornerstone Advisors Real Assets Fund did not engage in any other business profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee, other than serving as Executive Vice President, Assistant Treasurer and Assistant Secretary of Kayne Anderson Energy Total Return Fund ("KYE"), Kayne Anderson MLP Investment Company ("KYN"), Kayne Anderson Midstream/Energy Fund ("KMF"), and Kayne Anderson Energy Development Company ("KED"). Each of these are publicly traded closed-end funds managed by KA Fund Advisors, LLC an affiliate of KACALP.

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund and as an investment sub-adviser for the Cornerstone Advisors Core Plus Bond Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111-2621. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-------------------------------------------------------------------------------------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
   INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                     COMPANY
-------------------------------------------------------------------------------------------------
Robert J. Blanding          Loomis Sayles Distributors, Inc.       Director
Chairman of the Board       One Financial Center, Boston,
and Director                MA 02111
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Asia Pte.    Director
                            Ltd.
                            10 Collyer Quay #14-06, Ocean
                            Financial Centre, Singapore 049315
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Limited      Alternate Director
                            The Economist Plaza, 25 St. James's
                            Street, London, England SW1A 1 HA
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
   INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                     COMPANY
-------------------------------------------------------------------------------------------------
                            Natixis Asset Management Japan Co.     Director
                            Ltd.
                            Hibiya Kokusai Building --4F -- 2-2-3,
                            Uchisaiwaicho Chiyoda-ku, Tokyo,
                            100-0011 -- Japan
-------------------------------------------------------------------------------------------------
Daniel J. Fuss              Loomis Sayles Funds I                  Executive Vice President
Vice Chairman, Executive    399 Boylston Street, Boston,
Vice President, and         MA 02116
Director                    ---------------------------------------------------------------------
                            Loomis Sayles Funds II                 Executive Vice President
                            399 Boylston Street, Boston,
                            MA 02116
-------------------------------------------------------------------------------------------------
Pierre Servant              Natixis Global Asset Management        CEO and Member of the
Director                    21 quai d'Austerlitz, 75634 Paris      Executive Board
                            cedex 13 - France
-------------------------------------------------------------------------------------------------
John T. Hailer              Natixis Global Asset Management,       President and CEO, U.S. & Asia
Director                    L.P.
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Natixis Funds Trust I                  Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Natixis Funds Trust II                 Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Natixis Funds Trust IV                 Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Gateway Trust                          Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Loomis Sayles Funds I                  Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Loomis Sayles Funds II                 Trustee
                            399 Boylston Street, Boston,
                            MA 02116
-------------------------------------------------------------------------------------------------
Kevin P. Charleston         Loomis Sayles Funds I                  Trustee, President and Chief
Chief Executive Officer,    399 Boylston Street, Boston,           Executive Officer
President, and Director     MA 02116
                            ---------------------------------------------------------------------
                            Loomis Sayles Funds II                 Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Natixis Funds Trust I                  Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Natixis Funds Trust II                 Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Natixis Funds Trust IV                 Trustee
                            399 Boylston Street, Boston,
                            MA 02116
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
   INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                     COMPANY
-------------------------------------------------------------------------------------------------
                            Gateway Trust                          Trustee
                            399 Boylston Street, Boston,
                            MA 02116
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Limited      Executive Vice President
                            The Economist Plaza, 25 St. James's
                            Street, London, England SW1A 1 HA
                            ---------------------------------------------------------------------
                            Loomis Sayles Trust Co., LLC           Manager and President
                            One Financial Center, Boston,
                            MA 02111
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Asia Pte.    Director
                            Ltd.
                            10 Collyer Quay #14-06, Ocean
                            Financial Centre, Singapore 049315
-------------------------------------------------------------------------------------------------
John F. Gallagher III       Loomis Sayles Distributors, Inc.       President
Executive Vice President,   One Financial Center, Boston,
Director of Institutional   MA 02111
Services, and Director      ---------------------------------------------------------------------
                            Loomis Sayles Distributors, L.P.       President
                            One Financial Center, Boston,
                            MA 02111
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Asia Pte.    Director
                            Ltd.
                            10 Collyer Quay #14-06, Ocean
                            Financial Centre, Singapore 049315
-------------------------------------------------------------------------------------------------
Jean S. Loewenberg          Loomis Sayles Distributors, Inc.       Director
Executive Vice President,   One Financial Center, Boston,
General Counsel,            MA 02111
Secretary, and Director     ---------------------------------------------------------------------
                            Loomis Sayles Investments Limited      General Counsel and Company
                            The Economist Plaza, 25 St. James's    Secretary
                            Street, London, England SW1A 1 HA
                            ---------------------------------------------------------------------
                            Loomis Sayles Trust Co., LLC           Manager and Secretary
                            One Financial Center, Boston, MA
                            02111
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Asia Pte.    Director
                            Ltd.
                            10 Collyer Quay #14-06, Ocean
                            Financial Centre, Singapore 049315
-------------------------------------------------------------------------------------------------
John R. Gidman              Loomis Sayles Solutions, LLC           President
Executive Vice President,   One Financial Center, Boston,
Chief Information Officer,  MA 02111
and Director
-------------------------------------------------------------------------------------------------
Jaehoon Park, Executive     Loomis Sayles Investments Asia Pte.    Director
Vice President, Chief       Ltd.
Investment Officer, and     10 Collyer Quay #14-06, Ocean
Director                    Financial Centre, Singapore 049315
-------------------------------------------------------------------------------------------------
Paul J. Sherba              Loomis Sayles Distributors, Inc.       Vice President and Treasurer
Executive Vice President,   One Financial Center, Boston,
Chief Financial Officer,    MA 02111
and Director                ---------------------------------------------------------------------
                            Loomis Sayles Distributors, L.P.       Vice President and Treasurer
                            One Financial Center, Boston,
                            MA 02111
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
   INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                     COMPANY
-------------------------------------------------------------------------------------------------
                            Loomis Sayles Trust Co., LLC           Manager and Chief Financial
                            One Financial Center, Boston,          Officer
                            MA 02111
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Asia Pte.    Director
                            Ltd.
                            10 Collyer Quay #14-06, Ocean
                            Financial Centre, Singapore 049315
                            ---------------------------------------------------------------------
                            Loomis Sayles Investments Limited      Chief Financial Officer
                            The Economist Plaza, 25 St. James's
                            Street, London, England SW1A 1 HA
------------------------------------------------------------------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, LSV Conservative Value Equity Fund, LSV Small Cap Value Fund, LSV Global Value Fund, LSV U.S. Managed Volatility Fund and LSV Global Managed Volatility Fund. LSV also serves as the investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The address of LSV is 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-------------------------------------------------------------------------------------
   NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS    CONNECTION WITH OTHER
      INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY             COMPANY
---------------------------- ------------------------------- ------------------------
Josh O'Donnell,                 Kirkland & Ellis LLP            Partner
Chief Compliance Officer and    300 North LaSalle               October 2010 to
Chief Legal Officer             Chicago, IL 60654               November 2013
-------------------------------------------------------------------------------------

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital Management, LLC ("Marsico") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Marsico is 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Marsico engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

METROPOLITAN WEST ASSET MANAGEMENT LLC
Metropolitan West Asset Management LLC ("MetWest") serves as an investment sub-adviser for the Cornerstone Advisors Core Plus Bond Fund. The principal address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

The principal business address of The TCW Group, Inc., TCW Investment Management Company, TCW Asset Management Company, and Trust Company of the West is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
INVESTMENT ADVISER                ADDRESS OF OTHER COMPANY                COMPANY
----------------------------------------------------------------------------------------------------
 Tad Rivelle                     The TCW Group, Inc.               Chief Investment Officer, Fixed
 Chief Investment Officer        TCW Investment Management         Income
                                   Company
                                  TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 Laird Landmann                  The TCW Group, Inc.               Group Managing Director
 President, Group Managing       TCW Investment Management
 Director                          Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 David Lippman                   The TCW Group, Inc.               Chief Executive Officer
 Chief Executive Officer         TCW Investment Management
                                   Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 Stephen Kane                    The TCW Group, Inc.                Group Managing Director
 Group Managing Director         TCW Investment Management
                                   Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 Bryan T. Whalen                 The TCW Group, Inc.                Group Managing Director
 Group Managing Director         TCW Investment Management
                                   Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 Patrick A. Moore                The TCW Group, Inc.                Group Managing Director
 Group Managing Director         TCW Investment Management
                                   Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 David Devito                    The TCW Group, Inc.                Executive Vice President, Chief
 Executive Vice President,       TCW Investment Management          Operating Officer
 Chief Operating Officer           Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 Jeffrey Engelsman               The TCW Group, Inc.                Global Chief Compliance Officer
 Global Chief Compliance         TCW Investment Management
 Officer                           Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------
 Meredith Jackson                The TCW Group, Inc.                Executive Vice President,
 Executive Vice President,       TCW Investment Management          General Counsel, Secretary
 General Counsel, Secretary        Company
                                 TCW Asset Management
                                   Company
                                 Trust Company of the West
----------------------------------------------------------------------------------------------------

NUMERIC INVESTORS LLC
Numeric Investors LLC ("Numeric") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund. The principal address of Numeric is 470 Atlantic Avenue, 6th Floor, Boston, Massachusetts 02210. Numeric is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
INVESTMENT ADVISER                ADDRESS OF OTHER COMPANY                COMPANY
----------------------------------------------------------------------------------------------------
Gregory Bond, Head of Hedge      Numeric Holdings LLC              Director (September 2014 --
Fund Strategies                  470 Atlantic Avenue,              Present)
                                 6(th) Floor
                                 Boston, MA 02210
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Eric Burl, Director (Numeric     Silvermine Capital Management     President (January 2015 --
Holdings LLC)                    LLC                               Present)
                                 281 Tresser Boulevard,
                                 Suite 1102
                                 Stamford, CT 06901
                                 -------------------------------------------------------------------
                                 Man Investments Inc.              Director (January 2013 -- Present)
                                 452 Fifth Avenue, 27th Floor      President (July 2014 -- Present)
                                 New York, NY 10018                Vice President (January 2013 --
                                                                   July 2014)
                                 -------------------------------------------------------------------
                                 GLG LLC                           President (January 2014 --
                                 452 Fifth Avenue, 27th Floor      Present)
                                 New York, NY 10018                Vice President (January 2013 --
                                                                   January 2014)
----------------------------------------------------------------------------------------------------
Michael Even, Chief Executive    Numeric Holdings LLC              Director
Officer & President              470 Atlantic Avenue, 6th Floor
                                 Boston, MA 02210
                                 -------------------------------------------------------------------
                                 The Trustees of Reservations      Investment Committee Member
                                 Fund
                                 572 Essex Street
                                 Beverly, MA 01915
                                 -------------------------------------------------------------------
                                 Massachusetts Pension Reserves    Investment Committee Member
                                 Investment Management Board
                                 84 State Street, Suite 250
                                 Boston, MA 02109
                                 -------------------------------------------------------------------
                                 Man Group plc                     Executive Committee Member
                                 Riverbank House                   (September 2014 -- Present)
                                 2 Swan Lane
                                 London EC4R 3AD
                                 United Kingdom
----------------------------------------------------------------------------------------------------
Antoine Forterre, Director       __                                __
(Numeric Holdings LLC)
----------------------------------------------------------------------------------------------------
Robert Furdak, Chief Investment  Numeric Holdings LLC              Director (2004 -- September
Officer & Head of Portfolio      470 Atlantic Avenue, 6th Floor    2014)
Management                       Boston, MA 02210
                                 -------------------------------------------------------------------
                                 Wellesley Youth Hockey            Director
                                 P.O. Box 812182
                                 Wellesley, MA 02482
----------------------------------------------------------------------------------------------------
Richard Hanna, Chief Financial   GLG LLC                           Vice President (January 2015 --
Officer                          452 Fifth Avenue, 25th Floor      Present)
                                 New York, NY10018
                                 -------------------------------------------------------------------
                                 Silvermine Capital Management     Vice President (January 2015 --
                                 LLC                               Present)
                                 281 Tresser Boulevard,
                                 Suite 1102
                                 Stamford, CT 06901
                                 -------------------------------------------------------------------


                                 -------------------------------------------------------------------
                                 Man Americas                      Chief Operating Officer
                                 452 Fifth Avenue, 27th Floor      (September 2014 -- Present)
                                 New York, NY 10018
                                 -------------------------------------------------------------------
                                 Numeric Emerging Markets          Director (September 2014 --
                                 Small Cap Core Offshore Fund      April 2015)
                                 Ltd.
                                 Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                 P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                 -------------------------------------------------------------------
                                 Numeric Multi-Strategy Market     Director (2010 -- April 2015)
                                 Neutral Levered Offshore Fund
                                 Ltd.
                                 Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                 P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                 -------------------------------------------------------------------
                                 Numeric World Market Neutral      Director (2010 -- May 2014)
                                 Offshore Fund I Ltd.
                                 Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                 P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                 -------------------------------------------------------------------
                                 Numeric Absolute Return Fund      Director (2011 -- April 2015)
                                 Ltd.
                                 Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                 P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
                                 -------------------------------------------------------------------
                                 Numeric Socially Aware Multi-     Director (2011 -- April 2015)
                                 Strategy Fund Ltd.
                                 Ogier Fiduciary Services (BVI)
                                 Limited, Nemours Chambers,
                                 P.O. Box 3170, Road Town,
                                 Tortola, British Virgin Islands
----------------------------------------------------------------------------------------------------
Solomon Kuckelman, Secretary     GLG LLC                           Secretary (June 2015 -- Present)
                                 452 Fifth Avenue, 27th Floor
                                 New York, NY 10018
                                 -------------------------------------------------------------------
                                 Man Investments Inc.              Secretary & Legal Officer (July
                                 452 Fifth Avenue, 27th Floor      2014 -- Present)
                                 New York, NY 10018
                                 -------------------------------------------------------------------


                                 -------------------------------------------------------------------
                                 FRM Investment Management         Secretary (December 2014 --
                                 (USA) LLC                         Present)
                                 452 Fifth Avenue, 27th Floor
                                 New York, NY 10018
                                 -------------------------------------------------------------------
                                 Silvermine Capital Management     Secretary (June 2015 -- Present)
                                 LLC
                                 281 Tresser Boulevard,
                                 Suite 1102
                                 Stamford, CT 06901
----------------------------------------------------------------------------------------------------
Shanta Puchtler, Chief           Man Group plc                     Executive Committee Member
Investment Officer & Head of     Riverbank House                   (September 2014 -- Present)
Research                         2 Swan Lane
                                 London EC4R 3AD
                                 United Kingdom
----------------------------------------------------------------------------------------------------
Emmanuel Roman, Director         Man Group plc                     Director
(Numeric Holdings LLC)           Riverbank House
                                 2 Swan Lane
                                 London EC4R 3AD
                                 United Kingdom
                                 -------------------------------------------------------------------
                                 Grupo Prisa SA                    Director (2010 -- March 2015)
                                 Avda. de los
                                 Artesanos 6
                                 28760 Tres Cantos
                                 Madrid, Spain
                                 -------------------------------------------------------------------
                                 Hedge Fund Standards Board        Director
                                 Limited
                                 New Bridge Street House
                                 30-34 New Bridge Street
                                 London EC4V 6BJ
                                 -------------------------------------------------------------------
                                 The Royal Marsden Cancer          Director
                                 Charity
                                 The Royal Marsden Hospital
                                 203 Fulham Road
                                 London SW3 6JJ
                                 -------------------------------------------------------------------
                                 Greenhouse Sports Limited         Director (2009 -- January 2015)
                                 (formerly Greenhouse Schools
                                 Project Limited)
                                 35 Cosway Street
                                 London NW1 5NS
                                 -------------------------------------------------------------------
                                 Tate Foundation                   Trustee/Director
                                 Millbank
                                 London SW1P 4RG
                                 -------------------------------------------------------------------
                                 University of Chicago             Trustee (May 2015 -- Present)
                                 The Royal Marsden Hospital
                                 203 Fulham Road
                                 London SW3 6JJ
                                 -------------------------------------------------------------------

                                 -------------------------------------------------------------------
                                 Penguin Random House Limited      Director (October 2015 --
                                 80 Strand                         Present)
                                 London WC2R 0RL
----------------------------------------------------------------------------------------------------
Dunyelle Rosen, Chief            Li-Fraumeni Syndrome              Board Member
Compliance Officer               Association
                                 P.O. Box 6458
                                 Holliston, MA 01746
----------------------------------------------------------------------------------------------------

OFI STEELPATH, INC.
OFI SteelPath, Inc. ("OFI SteelPath") serves as an investment sub-adviser for the Cornerstone Advisors Income Opportunities Fund. The principal address of OFI SteelPath is 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. OFI SteelPath is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

The business address of each Other Company listed below is 225 Liberty Street, 11th Floor, New York, NY 10281-1008, unless otherwise noted.

-----------------------------------------------------------------------------------------------
NAME AND POSITION WITH     NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
  INVESTMENT ADVISER        ADDRESS OF OTHER COMPANY                       COMPANY
-----------------------------------------------------------------------------------------------
Kristie M. Feinberg       Oppenheimer Acquisition Corp.          Assistant Treasurer
Treasurer                 ---------------------------------------------------------------------
                          OppenheimerFunds, Inc.                 Treasurer
                          ---------------------------------------------------------------------
                          OFI Global Asset Management, Inc.      Senior Vice President &
                                                                 Treasurer
                          ---------------------------------------------------------------------
                          OppenheimerFunds Distributor, Inc.     Assistant Treasurer
                          ---------------------------------------------------------------------
                          OFI Global Institutional, Inc.         Treasurer
                          ---------------------------------------------------------------------
                          HarbourView Asset Management           Treasurer
                          Corporation
                          ---------------------------------------------------------------------
                          OFI Global Trust Company               Director
                          ---------------------------------------------------------------------
                          Oppenheimer Real Asset                 Treasurer
                          Management, Inc.
                          ---------------------------------------------------------------------
                          OFI Private Investments, Inc.          Treasurer
                          ---------------------------------------------------------------------
                          Shareholder Services, Inc.             Treasurer
                          6803 S. Tucson Way, Centennial,
                          CO 80112
                          ---------------------------------------------------------------------
                          Trinity Investment Management          Treasurer
                          Corporation
                          301 North Spring Street, Bellefonte,
                          PA 16823
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Arthur S. Gabinet         Oppenheimer Acquisition Corp.          Vice President, Secretary &
General Counsel                                                  General Counsel
                          ---------------------------------------------------------------------
                          OppenheimerFunds, Inc.                 Chief Legal Officer
                          ---------------------------------------------------------------------
                          OFI Global Asset Management, Inc.      Executive Vice President,
                                                                 General Counsel & Secretary
                          ---------------------------------------------------------------------
                          OppenheimerFunds Distributor, Inc.     Chief Legal Officer
                          ---------------------------------------------------------------------
                          OFI Global Institutional, Inc.         Chief Legal Officer
                          ---------------------------------------------------------------------
                          HarbourView Asset Management           Chief Legal Officer
                          Corporation
                          ---------------------------------------------------------------------
                          OFI Global Trust Company               Chief Legal Officer
                          ---------------------------------------------------------------------
                          Oppenheimer Real Asset                 Chief Legal Officer
                          Management, Inc.
                          ---------------------------------------------------------------------
                          OFI Private Investments, Inc.          Chief Legal Officer
                          ---------------------------------------------------------------------
                          Shareholder Services, Inc.             Chief Legal Officer
                          6803 S. Tucson Way, Centennial,
                          CO 80112
                          ---------------------------------------------------------------------
                          Trinity Investment Management          Chief Legal Officer
                          Corporation
                          301 North Spring Street, Bellefonte,
                          PA 16823
-----------------------------------------------------------------------------------------------
David M. Pfeffer          Oppenheimer Acquisition Corp.          Management Director &
Director and Chief                                               Treasurer
Financial Officer         ---------------------------------------------------------------------
                          OppenheimerFunds, Inc.                 Director & Chief Financial
                                                                 Officer
                          ---------------------------------------------------------------------
                          OFI Global Asset Management, Inc.      Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer
                          ---------------------------------------------------------------------
                          OppenheimerFunds Distributor, Inc.     Director & Chief Financial
                                                                 Officer
                          ---------------------------------------------------------------------
                          OFI Global Institutional, Inc.         Director & Chief Financial
                                                                 Officer
                          ---------------------------------------------------------------------
                          HarbourView Asset Management           Director, President & Chief
                          Corporation                            Financial Officer
                          ---------------------------------------------------------------------
                          Oppenheimer Real Asset                 Director & Chief Financial
                          Management, Inc.                       Officer
                          ---------------------------------------------------------------------
                          OFI Private Investments, Inc.          Director & Chief Financial
                                                                 Officer
-----------------------------------------------------------------------------------------------

                          ---------------------------------------------------------------------
                          Shareholder Services, Inc.             Director & Chief Financial
                          6803 S. Tucson Way, Centennial,        Officer
                          CO 80112
                          ---------------------------------------------------------------------
                          Trinity Investment Management          Director & Chief Financial
                          Corporation                            Officer
                          301 North Spring Street, Bellefonte,
                          PA 16823
                          ---------------------------------------------------------------------
                          Tremont Group Holdings, Inc.           Director
                          555 Theodore Fremd Avenue, Rye,
                          NY 10580
-----------------------------------------------------------------------------------------------
Arthur P. Steinmetz       Oppenheimer Acquisition Corp.          Chief Executive Officer,
President and Director                                           President & Management
                                                                 Director
                          ---------------------------------------------------------------------
                          OppenheimerFunds, Inc.                 Director
                          ---------------------------------------------------------------------
                          OFI Global Asset Management, Inc.      Chairman, Chief Executive
                                                                 Officer, President & Director
                          ---------------------------------------------------------------------
                          HarbourView Asset Management           Director
                          Corporation
                          ---------------------------------------------------------------------
                          Oppenheimer Real Asset                 Director & President
                          Management, Inc.
-----------------------------------------------------------------------------------------------
Mary Ann Picciotto        OppenheimerFunds, Inc.                 Chief Compliance Officer
Chief Compliance Officer  ---------------------------------------------------------------------
                          OFI Global Asset Management, Inc.      Senior Vice President & Chief
                                                                 Compliance Officer
                          ---------------------------------------------------------------------
                          OFI Global Institutional, Inc.         Chief Compliance Officer
                          ---------------------------------------------------------------------
                          HarbourView Asset Management           Chief Compliance Officer
                          Corporation
                          ---------------------------------------------------------------------
                          OFI Global Trust Company               Chief Compliance Officer
                          ---------------------------------------------------------------------
                          Oppenheimer Real Asset                 Chief Compliance Officer
                          Management, Inc.
                          ---------------------------------------------------------------------
                          OFI Private Investments, Inc.          Chief Compliance Officer
                          ---------------------------------------------------------------------
                          Trinity Investment Management          Chief Compliance Officer
                          Corporation
                          301 North Spring Street, Bellefonte,
                          PA 16823
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Janette Aprilante         OppenheimerFunds, Inc.                 Secretary
Secretary                 ---------------------------------------------------------------------
                          OFI Global Asset Management, Inc.      Vice President & Assistant
                                                                 Secretary
                          ---------------------------------------------------------------------
                          OppenheimerFunds Distributor, Inc.     Secretary
                          ---------------------------------------------------------------------
                          OFI Global Institutional, Inc.         Secretary
                          ---------------------------------------------------------------------
                          HarbourView Asset Management           Secretary
                          Corporation
                          ---------------------------------------------------------------------
                          OFI Global Trust Company               Assistant Secretary
                          ---------------------------------------------------------------------
                          Oppenheimer Real Asset                 Secretary
                          Management, Inc.
                          ---------------------------------------------------------------------
                          OFI Private Investments, Inc.          Secretary
                          ---------------------------------------------------------------------
                          Shareholder Services, Inc.             Secretary
                          6803 S. Tucson Way, Centennial,
                          CO 80112
                          ---------------------------------------------------------------------
                          Trinity Investment Management          Secretary
                          Corporation
                          301 North Spring Street, Bellefonte,
                          PA 16823
-----------------------------------------------------------------------------------------------

PARAMETRIC PORTFOLIO ASSOCIATES LLC
Parametric Portfolio Associates LLC ("Parametric") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101. Parametric is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Parametric engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PHOCAS FINANCIAL CORPORATION
Phocas Financial Corporation ("Phocas") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Phocas is 980 Atlantic Avenue, Suite 106, Alameda, California 94501-1001. Phocas is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Phocas engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PRIME ADVISORS, INC.
Prime Advisors, Inc. ("Prime") serves as an investment sub-adviser for the Cornerstone Advisors Core Plus Bond Fund. The principal address of Prime is 22635 NE Marketplace Drive, Redmond, Washington 98053. Prime is an investment adviser registered under the Investment Advisers Act of 1940.

During the years ended December 31, 2014 and 2015, no director, officer or partner of Prime engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall James") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James SMID Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall James is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall James is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Rice Hall James engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ROBERT W. BAIRD & CO. INCORPORATED
Robert W. Baird & Co. Incorporated ("Baird") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Baird is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Baird is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and October 31, 2015.

------------------------------------------------------------------------------------------
NAME AND POSITION WITH    NAME AND PRINCIPAL BUSINESS ADDRESS OF     CONNECTION WITH OTHER
  INVESTMENT ADVISER                   OTHER COMPANY                       COMPANY
------------------------------------------------------------------------------------------
Paul E. Purcell           RiverFront Investment Holding Group, LLC   Director
Chairman, Director        1214 East Cary Street
                          Richmond, Virginia 23219
------------------------------------------------------------------------------------------
Mary Ellen Stanek         Journal Communications, Inc.               Director
Director                  333 West State Street
                          Milwaukee, Wisconsin 53203
                          ----------------------------------------------------------------
                          West Bend Mutual Insurance Company         Director
                          1900 South 18th Avenue
                          West Bend, Wisconsin 53095
                          ----------------------------------------------------------------
                          Northwestern Mutual Life Insurance         Director
                          Company
                          720 E. Wisconsin Avenue
                          Milwaukee, Wisconsin 53202
                          ----------------------------------------------------------------
                          Wisconsin Energy Corporation and           Director
                          Wisconsin Electric Power Company
                          231 West Michigan Street
                          P.O. Box 1331
                          Milwaukee, Wisconsin 53201
------------------------------------------------------------------------------------------
Terrance P. Maxwell       Investors Real Estate Trust                Trustee
Chief Financial Officer   1400 31st Avenue SW
                          P.O. Box 1988
                          Minot, North Dakota 58702
                          ----------------------------------------------------------------
                          Greenhouse Funds GP LLC and Greenhouse     Board of Managers
                          GP LLC
                          2711 Centerville Road
                          Wilmington, Delaware 19808
                          ----------------------------------------------------------------
                          Art Commission                             Director
                          121 South Pinckney Street, Suite 220
                          Madison, Wisconsin 53703
                          ----------------------------------------------------------------
                          University of Wisconsin -- Madison         Lecturer
                          Madison, Wisconsin 53706
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Patrick S. Lawton         Waterstone Financial, Inc.                 Director
Director                  11200 West Plank Court
                          Wauwatosa, Wisconsin 53226
                          ----------------------------------------------------------------
                          BMO Harris Bradley Center                  Director
                          1001 North 4th Street
                          Milwaukee, Wisconsin 53203
------------------------------------------------------------------------------------------
Michael J. Schroeder      RiverFront Investment Holding Group, LLC   Director
Director                  1214 East Cary Street
                          Richmond, Virginia 23219
                          ----------------------------------------------------------------
                          Sanitas Brewing Company                    Director
                          1860 38th Street
                          Boulder, Colorado 80302
------------------------------------------------------------------------------------------
William Mahler            Greenhouse Funds GP LLC and Greenhouse     Board of Managers
Director                  GP LLC
                          2711 Centerville Road
                          Wilmington, Delaware 19808
------------------------------------------------------------------------------------------

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands Capital") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands Capital is 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209. Sands Capital is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Sands Capital engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------------------
 NAME AND POSITION WITH       NAME AND PRINCIPAL BUSINESS      CONNECTION WITH OTHER
   INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY                 COMPANY
---------------------------------------------------------------------------------------------
Frank M. Sands                Sands Capital Ventures, LLC   Investment Board Member
Chief Executive Officer       1101 Wilson Boulevard
                              Suite 2300
                              Arlington, VA 22209
---------------------------------------------------------------------------------------------
Michael Rubin                 Sands Capital Ventures, LLC   Managing Partner
Managing Director             1101 Wilson Boulevard
                              Suite 2300
                              Arlington, VA 22209
---------------------------------------------------------------------------------------------
Jonathan Goodman              Sands Capital Ventures, LLC   General Counsel and Chief
General Counsel and Officer   1101 Wilson Boulevard         Compliance Officer
                              Suite 2300
                              Arlington, VA 22209
---------------------------------------------------------------------------------------------
Erin Soule                    Sands Capital Ventures, LLC   Director of Finance &
Partner                       1101 Wilson Boulevard         Operations, Treasurer
                              Suite 2300
                              Arlington, VA 22209
---------------------------------------------------------------------------------------------
Stephen Nimmo                 Sands Capital Ventures, LLC   Provides client relations service
Executive Managing Director   1101 Wilson Boulevard
                              Suite 2300
                              Arlington, VA 22209
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Andrew Giordano               Sands Capital Ventures, LLC   Provides client relations service
Director, Client Relations    1101 Wilson Boulevard
                              Suite 2300
                              Arlington, VA 22209
---------------------------------------------------------------------------------------------

SKY HARBOR CAPITAL MANAGEMENT, LLC
SKY Harbor Capital Management LLC ("SKY Harbor") serves as investment sub-adviser for the Registrant's Westwood Short Duration High Yield Fund and Westwood Opportunistic High Yield Fund. The principal address of SKY Harbor is 20 Horseneck Lane, Greenwich, Connecticut 06830. SKY Harbor is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

SKY Harbor's Board consists of three management directors who are the co-founders of the firm and three outside directors. For the fiscal years ended October 31, 2014 and 2015, none of the management directors, officers or employees of SKY Harbor is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee. The outside directors of SKY Harbor are engaged in other activities as set forth in the chart below.

--------------------------------------------------------------------------------------
 NAME AND POSITION WITH     NAME AND PRINCIPAL BUSINESS     CONNECTION WITH OTHER
  INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY              COMPANY
--------------------------------------------------------------------------------------
David J. Wermuth           Stone Point Capital, LLC       Senior Principal and General
Director                   20 Horseneck Lane              Counsel
                           Greenwich, CT 06830 USA
--------------------------------------------------------------------------------------
Fayez S. Muhtadie          Stone Point Capital, LLC       Principal
Director                   20 Horseneck Lane
                           Greenwich, CT 06830 USA
--------------------------------------------------------------------------------------

STRATEGIC INCOME MANAGEMENT, LLC
Strategic Income Management, LLC ("SiM") serves as an investment sub-adviser for the Cornerstone Advisors Income Opportunities Fund. The principal address of SiM is 1200 Westlake Avenue, N. Suite 713, Seattle, Washington 98109. SiM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

----------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS       CONNECTION WITH OTHER
  INVESTMENT ADVISER         ADDRESS OF OTHER COMPANY                COMPANY
----------------------------------------------------------------------------------------
Tim Black                  Plx Pharma, Inc.                 Board Member (resignation
COO, CCO                   8285 El Rio Street, Suite 130    effective November 25, 2013)
                           Houston, TX 77054
----------------------------------------------------------------------------------------

THOMSON HORSTMANN & BRYANT, INC.
Thomson Horstmann & Bryant, Inc. ("THB") serves as the investment adviser for the Thomson Horstmann & Bryant MicroCap Fund. The principal address of THB is 501 Merritt 7, Norwalk, Connecticut 06851. THB is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of Thomson Horstmann & Bryant, Inc. engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio and the TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940.

During the fiscal years ended October 31, 2014 and 2015, no director, officer or partner of TS&W engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT INC.
Thornburg Investment Management Inc. ("Thornburg") serves as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New Mexico, 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

----------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS            CONNECTION WITH OTHER
  INVESTMENT ADVISER          ADDRESS OF OTHER COMPANY                    COMPANY
----------------------------------------------------------------------------------------
Garrett Thornburg,       Thornburg Securities Corporation(1),      Chairman
Chairman                 2300 North Ridgetop Road, Santa Fe
                         NM 87506
                         ---------------------------------------------------------------
                         Thornburg Investment Trust, 2300          Chairman
                         North Ridgetop Road, Santa Fe NM
                         87506
----------------------------------------------------------------------------------------

(1) In addition to Thornburg Securities Corporation, Garrett Thornburg maintains controlling beneficial interests in certain non-investment related entities and non-operating entities established for estate planning or investment purposes.

WELLS FARGO PORTFOLIO RISK ADVISORS, A DIVISION OF STRUCTURED ASSET INVESTORS,
LLC
Wells Fargo Portfolio Risk Advisors ("WFPRA"), a division of Structured Asset Investors, LLC serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of WFPRA is 375 Park Avenue, 4th Floor, New York, New York 10152. WFPRA is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

------------------------------------------------------------------------------------
 NAME AND POSITION WITH        NAME AND PRINCIPAL BUSINESS     CONNECTION WITH OTHER
   INVESTMENT ADVISER           ADDRESS OF OTHER COMPANY              COMPANY
------------------------------------------------------------------------------------
William Threadgill             2561 Enterprise LLC             Member
Chief Administrative Officer   4 Adams Place
                               Harrison, NY 10528
------------------------------------------------------------------------------------

WESTWOOD MANAGEMENT CORP.

Westwood Management Corp. ("Westwood") serves as the investment adviser for Westwood Large Cap Value Fund, Westwood Low Volatility Equity Fund, Westwood SMidCap Plus Fund, Westwood SMidCap Fund, Westwood Small Cap Value Fund, Westwood MLP and Strategic Energy Fund, Westwood Income Opportunity Fund, Westwood Worldwide Income Opportunity Fund, Westwood Global Equity Fund, Westwood Global Dividend Fund, Westwood Emerging Markets Fund, Westwood Short Duration High Yield Fund, Westwood Opportunistic High Yield Fund, Westwood Market Neutral Income Fund, Westwood Strategic Global Convertibles Fund and Westwood Emerging Markets Plus Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2014 and 2015.

-----------------------------------------------------------------------------------------------------
   NAME AND POSITION WITH         NAME AND PRINCIPAL BUSINESS              CONNECTION WITH OTHER
      INVESTMENT ADVISER            ADDRESS OF OTHER COMPANY                      COMPANY
-----------------------------------------------------------------------------------------------------
Brian Casey                     Westwood Holdings Group, Inc.o            President and Chief
President and Chief Executive   (NYSE: WHG)                               Executive Officer and
Officer and Director            200 Crescent Court, Suite 1200            Director
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood Trustoo                          Director
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood International Advisors Inc. (A)  Chief Executive Officer and
                                181 Bay Street, Suite 2450                Director
                                Toronto, Ontario M5J 2S1
-----------------------------------------------------------------------------------------------------
 Tiffany B. Kice                Westwood Holdings Group, Inc.o            Chief Financial Officer
 Chief Financial Officer        (NYSE: WHG)
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood International Advisors Inc. (A)  Chief Financial Officer
                                181 Bay Street, Suite 2450
                                Toronto, Ontario M5J 2S1
                                ---------------------------------------------------------------------
                                Westwood Trustoo                          Chief Financial Officer
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood Advisors, LLCooo                 Chief Financial Officer
                                One Pacific Place
                                1125 South 103rd Street, Ste. 580
                                Omaha, NE 68124
-----------------------------------------------------------------------------------------------------
Mark R. Freeman, CFA            Westwood Holdings Group, Inc.o            Chief Investment Officer
Executive Vice President and    (NYSE: WHG)
Chief Investment Officer        200 Crescent Court, Suite 1200
                                Dallas, TX 75201
-----------------------------------------------------------------------------------------------------
Sylvia L. Fry                   Westwood Holdings Group, Inc.o            Chief Compliance Officer
Chief Compliance Officer        (NYSE: WHG)
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood Trustoo                          Chief Compliance Officer
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood Advisors, LLCooo                 Chief Compliance Officer
                                One Pacific Place
                                1125 South 103(rd) Street, Ste. 580
                                Omaha, NE 68124
-----------------------------------------------------------------------------------------------------
Julie K. Gerron                 Westwood Holdings Group, Inc.o            General Counsel
General Counsel                 (NYSE: WHG)
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood International Advisors Inc. (A)  General Counsel and Chief
                                181 Bay Street, Suite 2450                Compliance Officer
                                Toronto, Ontario M5J 2S1
                                ---------------------------------------------------------------------
                                Westwood Trustoo                          Chief Compliance Officer
                                200 Crescent Court, Suite 1200
                                Dallas, TX 75201
                                ---------------------------------------------------------------------
                                Westwood Advisors, LLCooo                 Chief Compliance Officer
                                One Pacific Place
                                1125 South 103(rd) Street, Ste. 580
                                Omaha, NE 68124
-------------------------------------------------------------------------------------------------------

* Westwood Management Corp., Westwood Trust, Westwood Advisors, LLC, and Westwood International Advisors Inc. are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE:
     WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

*** Westwood Advisors, LLC (formerly, McCarthy Group Advisors, LLC) is a SEC registered investment adviser located in Omaha, NE that manages investment limited liability companies.

(A) Westwood International Advisors Inc. is a Canadian Corporation located in Toronto, Ontario that is registered as a Portfolio Manager and Exempt Market Dealer with the Ontario Securities Commission (OSC) and the Autorite des marches financiers ("AMF") in Quebec.

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                    July 15, 1982
     SEI Tax Exempt Trust                                      December 3, 1982
     SEI Institutional Managed Trust                           January 22, 1987
     SEI Institutional International Trust                     August 30, 1988
     The Advisors' Inner Circle Fund II                        January 28, 1993
     Bishop Street Funds                                       January 27, 1995
     SEI Asset Allocation Trust                                April 1, 1996
     SEI Institutional Investments Trust                       June 14, 1996
     City National Rochdale Funds (f/k/a CNI Charter Funds)    April 1, 1999
     Causeway Capital Management Trust                         September 20, 2001
     ProShares Trust                                           November 14, 2005
     Community Capital Trust (f/k/a Community Reinvestment
         Act Qualified Investment Fund)                        January 8, 2007
     TD Asset Management USA Funds                             July 25, 2007
     SEI Structured Credit Fund, LP                            July 31, 2007
     Global X Funds                                            October 24, 2008
     ProShares Trust II                                        November 17, 2008
     Exchange Traded Concepts Trust (f/k/a FaithShares Trust)  August 7, 2009
     Schwab Strategic Trust                                    October 12, 2009
     RiverPark Funds Trust                                     September 8, 2010
     Adviser Managed Trust                                     December 10, 2010
     New Covenant Funds                                        March 23, 2012
     Cambria ETF Trust                                         August 30, 2012
     Highland Funds I (f/k/a Pyxis Funds I)                    September 25, 2012
     KraneShares Trust                                         December 18, 2012
     LocalShares Investment Trust                              May 6, 2013
     SEI Insurance Products Trust                              September 10, 2013
     The KP Funds                                              September 19, 2013
     The Advisors' Inner Circle Fund III                       February 12, 2014
     J.P. Morgan Exchange-Traded Fund Trust                    April 1, 2014
     Winton Series Trust                                       December 11, 2014
     SEI Catholic Values Trust                                 March 24, 2015
     SEI Hedge Fund SPC                                        June 26, 2015
     SEI Energy Debt Fund                                      June 30, 2015
     Winton Diversified Opportunities Fund                     September 1, 2015
     Gallery Trust                                             January 8, 2016
     RiverPark Commercial Real Estate Fund                     August 12, 2016

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                        POSITION AND OFFICE                                   POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                                         WITH REGISTRANT
----                    -------------------                                   ----------------------
William M. Doran        Director                                                    Trustee
Paul F. Klauder         Director                                                       --
Wayne M. Withrow        Director                                                       --
Kevin P. Barr           Director, President & Chief Executive Officer                  --
Maxine J. Chou          Chief Financial Officer, Chief Operations Officer,
                          & Treasurer                                                  --
Karen E. LaTourette     Chief Compliance Officer, Anti-Money Laundering
                        Officer & Assistant Secretary                                  --
John C. Munch           General Counsel & Secretary                                    --
Mark J. Held            Senior Vice President                                          --
John P. Coary           Vice President & Assistant Secretary                           --
Lori L. White           Vice President & Assistant Secretary                           --
Judith A. Hirx          Vice President                                                 --
Jason McGhin            Vice President                                                 --
Gary Michael Reese      Vice President                                                 --
Robert M. Silvestri     Vice President                                                 --

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

U.S. Bank, National Association
800 Nicollett Mall
Minneapolis, Minnesota 55402-4302

MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.)
350 California Street
6th Floor
San Francisco, California 94104

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
     (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

          SEI Investments Global Funds Services
          One Freedom Valley Drive
          Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:

          Acadian Asset Management LLC
          260 Franklin Street
          Boston, Massachusetts 02110

          AJO, LP
          230 South Broad Street, 20th Floor
          Philadelphia, Pennsylvania 19102

          Allianz Global Investors U.S. LLC
          1633 Broadway
          New York, New York 10019

          AlphaOne Investment Services, LLC
          789 E Lancaster Avenue, Suite 120
          Villanova, Pennsylvania 19085

          AT Investment Advisers, Inc.
          One South Wacker Drive, Suite 3500
          Chicago, Illinois 60606

          BlackRock Financial Management, LLC
          55 East 52(nd) Street
          New York, New York 10055

          Cambiar Investors, LLC
          200 Columbine Street, Suite 800
          Denver, Colorado 80206

          CBRE Clarion Securities LLC
          201 King of Prussia Road, Suite 600
          Radnor, Pennsylvania 19087

          ClariVest Asset Management LLC
          3611 Valley Centre Drive, Suite 100
          San Diego, California 92130

          Cornerstone Advisors, Inc.
          225 108th Avenue NE, Suite 400
          Bellevue, Washington 98004-5782

          Cramer Rosenthal McGlynn LLC
          520 Madison Avenue, 20th Floor
          New York, New York 10022

          C.S. McKee, LLP
          One Gateway Center
          Pittsburgh, Pennsylvania 15222

          Driehaus Capital Management LLC
          25 East Erie Street
          Chicago, Illinois 60611-2703

          Edgewood Management LLC
          535 Madison Avenue, 15th Floor
          New York, New York 10022

          Fairpointe Capital LLC
          One North Franklin Street, Suite 3300
          Chicago, Illinois 60606-2401

          Fayez Sarofim & Co.
          2907 Two Houston Center
          909 Fannin Street
          Houston, Texas 77010

          First Manhattan Co.
          399 Park Avenue
          New York, New York 10022-7001

          Franklin Advisers, Inc.
          One Franklin Parkway
          San Mateo, California 94403

          Hamlin Capital Management, LLC
          640 Fifth Avenue, 6th Floor
          New York, New York 10019

          Harris Associates L.P.
          111 S. Wacker Drive, Suite 4600
          Chicago, Illinois 60606

          Harvest Global Investments Limited
          31/F One Exchange Square
          8 Connaught Place,
          Central Hong Kong

          Haverford Financial Services, Inc.
          Three Radnor Corporate Center, Suite 450
          Radnor, Pennsylvania 19087-4546

          Investment Counselors of Maryland, LLC
          300 East Lombard Street Suite 810
          Baltimore, Maryland 21202

          Kayne Anderson Capital Advisors, L.P.
          1800 Avenue of the Stars, Third Floor
          Los Angeles, California 90067

          Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts 02111-2621

          LSV Asset Management
          155 North Wacker Drive, Suite 4600,
          Chicago, Illinois 60606

          Marsico Capital Management, LLC
          1200 17th Street, Suite 1600
          Denver, Colorado 80202-5824

          Metropolitan West Asset Management LLC
          865 S. Figueroa Street, Suite 1800
          Los Angeles, California 90017

          Numeric Investors LLC
          470 Atlantic Avenue, 6th Floor
          Boston, Massachusetts 02210

          OFI SteelPath, Inc.
          2100 McKinney Ave., Suite 1401
          Dallas, Texas 75201

          Parametric Portfolio Associates LLC
          1918 Eighth Avenue, Suite 3100
          Seattle, Washington 98101

          Phocas Financial Corporation
          980 Atlantic Avenue, Suite 106
          Alameda, California 94501-1001

          Prime Advisors, Inc.
          22635 NE Marketplace Drive
          Redmond, Virginia 98053

          Rice Hall James & Associates, LLC
          600 West Broadway, Suite 1000
          San Diego, California 92101-3383

          Robert W. Baird & Co. Incorporated
          777 East Wisconsin Avenue
          Milwaukee, Wisconsin 53202

          Sands Capital Management, LLC
          1101 Wilson Boulevard, Suite 2300
          Arlington, Virginia 22209

          SKY Harbor Capital Management, LLC
          20 Horseneck Lane
          Greenwich, Connecticut 06830

          Strategic Income Management, LLC
          1200 Westlake Ave N, Suite 713
          Seattle, Washington 98109

          Thomson Horstmann & Bryant, Inc.
          501 Merritt 7
          Norwalk, Connecticut 06851

          Thompson, Siegel & Walmsley LLC
          6806 Paragon Place, Suite 300
          Richmond, Virginia 23230

          Thornburg Investment Management, Inc.
          2300 North Ridgetop Road
          Santa Fe, New Mexico 87506

          Wells Fargo Portfolio Risk Advisors,
          a Division of Structured Asset Investors, LLC
          375 Park Avenue
          4th Floor
          New York, New York 10152

          Westwood Management Corp.
          200 Crescent Court, Suite 1200
          Dallas, Texas 75201

ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 274 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of December, 2016.

                                        THE ADVISORS' INNER CIRCLE FUND

                                        By: /s/ Michael Beattie
                                            --------------------------
                                            Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

           *                       Trustee                     December 30, 2016
------------------------------
John K. Darr

           *                       Trustee                     December 30, 2016
------------------------------
William M. Doran

           *                       Trustee                     December 30, 2016
------------------------------
Joseph T. Grause, Jr.

           *                       Trustee                     December 30, 2016
------------------------------
Mitchell A. Johnson

           *                       Trustee                     December 30, 2016
------------------------------
Betty L. Krikorian

           *                       Trustee                     December 30, 2016
------------------------------
Robert A. Nesher

           *                       Trustee                     December 30, 2016
------------------------------
Bruce Speca

           *                       Trustee                     December 30, 2016
------------------------------
George J. Sullivan, Jr.

/s/ Michael Beattie                President                   December 30, 2016
------------------------------
Michael Beattie

/s/ Stephen Connors                Treasurer, Controller &     December 30, 2016
------------------------------     Chief Financial Officer
Stephen Connors

* By: /s/ Dianne M. Descoteaux
      -------------------------
      Dianne M. Descoteaux
      Attorney-in-Fact

                                           EXHIBIT INDEX

(d)(1)(xxi) Investment Advisory Agreement, dated December 19, 2011, between the Registrant and CBRE Clarion Securities LLC

(h)(3)(ii)     Amended Exhibit A to the Shareholder Services Plan

(n)(6) Amended and Restated Schedule C and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Edgewood Growth Fund

(p)(9) Rice Hall James & Associates, LLC Revised Code of Ethics, dated January 2015

(p)(13)        Sands Capital Management, LLC Revised Code of Ethics, dated
               January 2016

(p)(15) Loomis, Sayles & Company L.P. Revised Code of Ethics, dated August 11, 2016

(p)(23)        Harris Associates L.P. Revised Code of Ethics, dated September
               21, 2016

(p)(24) Thornburg Investment Management Inc. Revised Code of Ethics, dated March 2016

(p)(31)        OFI SteelPath, Inc. Revised Code of Ethics, dated May 26, 2016

(p)(32)        ClariVest Asset Management LLC Revised Code of Ethics

(p)(33)        Kayne Anderson Capital Advisors, L.P. Revised Code of Ethics